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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund, for the quarter ended August 31, 2007. These three series have a May 31 fiscal year end.

Date of reporting period:August 31, 2007

Item 1 – Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co. * ρ	8,347	$230,878
Johnson Controls, Inc.	7,982	902,764
Wabco Holdings, Inc. ρ	2	91

		1,133,733

Automobiles 0.4%
Ford Motor Co. ρ	83,936	655,540
General Motors Corp. ρ	22,889	703,608
Harley-Davidson, Inc.	10,420	560,492

		1,919,640

Distributors 0.1%
Genuine Parts Co.	6,893	342,444

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	5,662	332,189
H&R Block, Inc.	13,065	259,210

		591,399

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	17,899	816,015
Darden Restaurants, Inc.	5,720	237,952
Harrah’s Entertainment, Inc.	7,553	647,821
Hilton Hotels Corp.	15,769	724,586
International Game Technology	13,450	513,387
Marriott International, Inc., Class A	13,286	590,164
McDonald’s Corp.	48,302	2,378,874
Starbucks Corp. *	29,971	825,701
Starwood Hotels & Resorts Worldwide, Inc.	8,703	531,927
Wendy’s International, Inc.	3,530	116,102
Wyndham Worldwide Corp. *	7,376	235,294
Yum! Brands, Inc.	21,192	693,402

		8,311,225

Household Durables 0.5%
Black & Decker Corp.	2,669	231,536
Centex Corp. ρ	4,832	139,693
D.R. Horton, Inc. ρ	11,056	167,056
Fortune Brands, Inc.	6,180	513,496
Harman International Industries, Inc.	2,636	298,896
KB Home ρ	3,108	94,297
Leggett & Platt, Inc. ρ	7,167	146,207
Lennar Corp., Class A ρ	5,633	159,245
Newell Rubbermaid, Inc.	11,284	291,014
Pulte Homes, Inc. ρ	8,595	143,021
Snap-On, Inc.	2,346	114,907
Stanley Works ρ	3,373	191,384
Whirlpool Corp. ρ	3,193	307,837

		2,798,589

Internet & Catalog Retail 0.2%
Amazon.com, Inc. *	12,583	1,005,507
IAC/InterActiveCorp. ρ	8,840	245,664

		1,251,171

1

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.2%
Brunswick Corp. ρ	3,656	$91,948
Eastman Kodak Co. ρ	11,639	310,412
Hasbro, Inc. ρ	6,448	181,898
Mattel, Inc.	15,914	344,220

		928,478

Media 3.1%
CBS Corp., Class B ρ	29,638	933,893
Clear Channel Communications, Inc.	20,082	748,255
Comcast Corp., Class A * ρ	125,908	3,284,940
DIRECTV Group, Inc. *	31,193	727,733
Dow Jones & Co., Inc.	2,644	156,128
E.W. Scripps Co., Class A ρ	3,372	138,589
Gannett Co., Inc.	9,494	446,218
Interpublic Group of Cos. * ρ	18,970	207,722
McGraw-Hill Cos.	13,885	700,637
Meredith Corp.	1,576	88,098
New York Times Co., Class A ρ	5,823	127,990
News Corp., Class A	94,236	1,906,394
Omnicom Group, Inc.	13,384	681,647
Time Warner, Inc.	153,153	2,906,844
Tribune Co. ρ	3,419	94,194
Viacom, Inc., Class B *	27,881	1,100,184
Walt Disney Co.	80,173	2,693,813

		16,943,279

Multi-line Retail 1.0%
Big Lots, Inc. *	4,430	131,881
Dillard’s, Inc., Class A ρ	2,464	58,495
Family Dollar Stores, Inc. ρ	6,101	178,637
J.C. Penney Co., Inc. ρ	9,102	625,854
Kohl’s Corp. *	13,053	774,043
Macy’s, Inc.	18,595	589,833
Nordstrom, Inc. ρ	9,081	436,796
Sears Holdings Corp. * ρ	3,332	478,342
Target Corp.	34,450	2,271,289

		5,545,170

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	3,570	280,959
AutoNation, Inc. * ρ	6,113	116,025
AutoZone, Inc. *	1,933	234,454
Bed, Bath & Beyond, Inc. *	11,081	383,846
Best Buy Co., Inc.	16,378	719,813
Circuit City Stores, Inc. ρ	5,595	60,874
Gap, Inc.	21,450	402,402
Home Depot, Inc.	79,870	3,059,820
Limited Brands, Inc.	13,846	320,673
Lowe’s Cos.	60,891	1,891,274
Office Depot, Inc. *	11,186	273,498
OfficeMax, Inc.	3,048	108,265
RadioShack Corp. ρ	5,484	130,355
Sherwin-Williams Co.	4,429	305,645
Staples, Inc.	28,937	687,254
Tiffany & Co.	5,532	283,957
TJX Cos.	18,403	561,107

		9,820,221

2

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	15,015	$668,618
Jones Apparel Group, Inc. ρ	4,406	84,551
Liz Claiborne, Inc. ρ	4,229	144,505
Nike, Inc., Class B	15,339	864,199
Polo Ralph Lauren Corp.	2,479	187,264
VF Corp.	3,605	287,859

		2,236,996

CONSUMER STAPLES 9.3%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	30,740	1,518,556
Brown-Forman Corp., Class B ρ	3,188	228,133
Coca-Cola Co.	81,304	4,372,529
Coca-Cola Enterprises, Inc.	11,286	268,833
Constellation Brands, Inc., Class A *	7,816	188,991
Molson Coors Brewing Co., Class B	1,916	171,405
Pepsi Bottling Group, Inc.	5,323	184,123
PepsiCo, Inc.	65,903	4,483,381

		11,415,951

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	18,070	1,115,823
CVS Caremark Corp.	62,447	2,361,746
Kroger Co.	28,643	761,331
Safeway, Inc.	17,866	566,888
SUPERVALU, Inc.	8,408	354,397
Sysco Corp.	25,001	834,533
Wal-Mart Stores, Inc.	98,078	4,279,143
Walgreen Co.	40,492	1,824,974
Whole Foods Market, Inc. ρ	5,719	253,123

		12,351,958

Food Products 1.4%
Archer Daniels Midland Co.	26,408	889,950
Campbell Soup Co.	8,778	331,370
ConAgra Foods, Inc.	20,152	518,108
Dean Foods Co.	5,259	141,257
General Mills, Inc.	14,013	783,046
H.J. Heinz Co.	13,143	592,618
Hershey Co. ρ	6,936	322,524
Kellogg Co.	10,135	556,716
Kraft Foods, Inc., Class A	64,900	2,080,694
McCormick & Co., Inc.	5,267	188,769
Sara Lee Corp.	29,720	493,946
Tyson Foods, Inc., Class A	10,228	220,413
Wm. Wrigley Jr. Co.	8,723	508,115

		7,627,526

Household Products 2.1%
Clorox Co.	6,140	367,172
Colgate-Palmolive Co.	20,694	1,372,426
Kimberly-Clark Corp.	17,257	1,185,383
Procter & Gamble Co.	127,400	8,320,494

		11,245,475

3

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.2%
Avon Products, Inc.	17,755	$609,884
Estee Lauder Cos., Class A	4,773	198,509

		808,393

Tobacco 1.2%
Altria Group, Inc.	85,094	5,906,375
Reynolds American, Inc. ρ	6,922	457,683
UST, Inc. ρ	6,480	319,334

		6,683,392

ENERGY 10.9%
Energy Equipment & Services 2.2%
Baker Hughes, Inc.	12,960	1,086,826
BJ Services Co.	11,868	294,445
ENSCO International, Inc. ρ	6,032	327,055
Halliburton Co.	36,981	1,279,173
Nabors Industries, Ltd. *	11,390	337,030
National Oilwell Varco, Inc. *	7,186	919,808
Noble Corp.	10,844	532,007
Rowan Companies, Inc.	4,476	168,029
Schlumberger, Ltd.	47,683	4,601,409
Smith International, Inc. ρ	8,111	543,518
Transocean, Inc. *	11,658	1,225,139
Weatherford International, Ltd. *	13,647	796,712

		12,111,151

Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp.	18,770	919,355
Apache Corp.	13,398	1,036,737
Chesapeake Energy Corp. ρ	16,566	534,419
Chevron Corp.	86,954	7,631,083
ConocoPhillips	66,125	5,414,976
Consol Energy, Inc.	7,367	293,796
Devon Energy Corp.	17,996	1,355,279
El Paso Corp.	28,331	449,613
EOG Resources, Inc.	9,896	666,595
Exxon Mobil Corp.	227,912	19,538,896
Hess Corp.	11,039	677,463
Marathon Oil Corp.	27,752	1,495,555
Murphy Oil Corp.	7,611	463,814
Occidental Petroleum Corp.	33,735	1,912,437
Peabody Energy Corp.	10,720	455,707
Spectra Energy Corp.	25,563	594,340
Sunoco, Inc.	4,914	359,410
Valero Energy Corp.	22,211	1,521,676
Williams Cos.	24,229	751,099
XTO Energy, Inc.	15,510	843,124

		46,915,374

FINANCIALS 19.7%
Capital Markets 3.2%
American Capital Strategies, Ltd.	7,143	294,934
Ameriprise Financial, Inc.	9,518	580,693
Bank of New York Mellon Corp.	45,697	1,847,530
Bear Stearns Cos.	4,816	523,306
Charles Schwab Corp.	38,184	756,043
E*TRADE Financial Corp. *	17,270	269,067

4

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Federated Investors, Inc., Class B	3,584	$125,834
Franklin Resources, Inc.	6,666	878,379
Goldman Sachs Group, Inc.	16,526	2,908,741
Janus Capital Group, Inc. ρ	7,095	188,656
Legg Mason, Inc.	5,321	461,969
Lehman Brothers Holdings, Inc. ρ	21,549	1,181,532
Merrill Lynch & Co., Inc.	35,231	2,596,525
Morgan Stanley	42,640	2,659,457
Northern Trust Corp.	7,634	469,186
State Street Corp.	16,066	985,810
T. Rowe Price Group, Inc.	10,747	551,536

		17,279,198

Commercial Banks 3.7%
BB&T Corp.	21,951	872,113
Comerica, Inc.	6,309	351,916
Commerce Bancorp, Inc. ρ	7,743	284,400
Compass Bancshares, Inc. ρ	5,329	348,250
Fifth Third Bancorp ρ	22,255	794,281
First Horizon National Corp. ρ	5,088	156,100
Huntington Bancshares, Inc. ρ	14,781	254,381
KeyCorp	15,872	528,538
M&T Bank Corp.	3,065	324,522
Marshall & Ilsley Corp.	10,483	458,212
National City Corp. ρ	23,294	626,842
PNC Financial Services Group, Inc.	13,955	982,013
Regions Financial Corp.	28,511	892,394
SunTrust Banks, Inc.	14,428	1,136,205
Synovus Financial Corp.	13,229	365,385
U.S. Bancorp ρ	70,346	2,275,693
Wachovia Corp. °	77,411	3,791,591
Wells Fargo & Co.	135,120	4,937,285
Zions Bancorp	4,450	314,170

		19,694,291

Consumer Finance 1.0%
American Express Co.	48,089	2,818,977
Capital One Financial Corp.	16,719	1,081,050
Discover Financial Services *	21,320	493,345
SLM Corp.	16,645	836,911

		5,230,283

Diversified Financial Services 5.0%
Bank of America Corp.	179,544	9,099,290
CIT Group, Inc.	7,759	291,506
Citigroup, Inc.	200,124	9,381,813
CME Group, Inc., Class A ρ	2,238	1,241,642
JPMorgan Chase & Co.	138,210	6,153,109
Leucadia National Corp. ρ	6,660	295,571
Moody’s Corp.	9,305	426,634

		26,889,565

Insurance 4.4%
ACE, Ltd.	13,171	760,757
AFLAC, Inc.	19,790	1,055,005
Allstate Corp.	24,575	1,345,481
Ambac Financial Group, Inc.	4,124	259,070

5

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
American International Group, Inc.	104,958	$6,927,228
AON Corp.	11,879	514,598
Assurant, Inc. ρ	4,015	206,933
Chubb Corp.	16,243	830,505
Cincinnati Financial Corp.	6,946	292,704
Genworth Financial, Inc., Class A	17,910	519,032
Hartford Financial Services Group, Inc.	12,812	1,139,115
Lincoln National Corp.	10,955	666,940
Loews Corp.	18,034	847,778
Marsh & McLennan Cos. ρ	22,471	598,852
MBIA, Inc. ρ	5,292	317,520
MetLife, Inc.	30,004	1,921,756
Principal Financial Group, Inc.	10,834	601,179
Progressive Corp.	29,786	605,847
Prudential Financial, Inc.	18,918	1,698,458
SAFECO Corp.	4,296	249,254
Torchmark Corp.	3,864	237,868
Travelers Companies, Inc.	26,864	1,357,706
UnumProvident Corp.	14,597	357,189
XL Capital, Ltd., Class A	7,523	573,253

		23,884,028

Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co., Class A	3,931	175,716
Archstone-Smith Trust	9,019	530,317
AvalonBay Communities, Inc.	3,222	368,532
Boston Properties, Inc.	4,815	481,837
Developers Diversified Realty Corp.	5,055	270,341
Equity Residential	11,763	473,343
General Growth Properties, Inc.	9,916	492,924
Host Hotels & Resorts, Inc.	21,121	470,787
Kimco Realty Corp.	9,176	392,916
Plum Creek Timber Co., Inc. ρ	7,151	299,842
ProLogis	10,381	624,521
Public Storage, Inc.	4,966	376,324
Simon Property Group, Inc.	9,038	857,887
Vornado Realty Trust	5,284	563,222

		6,378,509

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A * ρ	7,586	223,939

Thrifts & Mortgage Finance 1.2%
Countrywide Financial Corp. ρ	24,008	476,559
Fannie Mae	39,368	2,582,934
Freddie Mac	26,765	1,648,991
Hudson City Bancorp, Inc.	19,603	278,755
MGIC Investment Corp. ρ	3,361	101,368
Sovereign Bancorp, Inc.	14,610	264,149
Washington Mutual, Inc. ρ	35,969	1,320,782

		6,673,538

HEALTH CARE 11.5%
Biotechnology 1.1%
Amgen, Inc. *	43,968	2,203,237
Biogen Idec, Inc. *	11,560	737,759
Celgene Corp. *	15,370	986,908

6

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Genzyme Corp. *	10,635	$663,730
Gilead Sciences, Inc. *	37,782	1,374,131

		5,965,765

Health Care Equipment & Supplies 1.7%
Bausch & Lomb, Inc.	2,198	138,914
Baxter International, Inc.	26,359	1,443,419
Becton, Dickinson & Co.	9,912	762,629
Boston Scientific Corp. *	48,006	615,917
C.R. Bard, Inc.	4,178	348,403
Covidien, Ltd. *	20,051	798,631
Hospira, Inc. *	6,304	243,650
Medtronic, Inc.	46,590	2,461,816
St. Jude Medical, Inc. *	13,688	596,386
Stryker Corp.	12,082	807,078
Varian Medical Systems, Inc. *	5,157	208,291
Zimmer Holdings, Inc. *	9,580	750,401

		9,175,535

Health Care Providers & Services 2.2%
Aetna, Inc.	20,893	1,063,663
AmerisourceBergen Corp.	7,290	348,826
Cardinal Health, Inc.	15,562	1,064,130
CIGNA Corp.	11,644	601,762
Coventry Health Care, Inc. *	6,325	362,865
Express Scripts, Inc. *	10,432	571,152
Humana, Inc. *	6,798	435,684
Laboratory Corporation of America Holdings *	4,758	369,506
Manor Care, Inc. ρ	2,960	189,114
McKesson Corp.	11,951	683,717
Medco Health Solutions, Inc. *	11,334	968,490
Patterson Companies, Inc. *	5,629	207,035
Quest Diagnostics, Inc. ρ	6,393	350,017
Tenet Healthcare Corp. * ρ	19,138	64,878
UnitedHealth Group, Inc.	54,217	2,711,352
WellPoint, Inc. *	24,827	2,000,808

		11,992,999

Health Care Technology 0.1%
IMS Health, Inc.	7,939	237,694

Life Sciences Tools & Services 0.3%
Applera Corp.-Applied Biosystems Group	7,426	234,736
Millipore Corp. * ρ	2,184	152,181
PerkinElmer, Inc.	4,845	132,801
Thermo Fisher Scientific, Inc. *	17,071	925,760
Waters Corp. *	4,082	251,329

		1,696,807

Pharmaceuticals 6.1%
Abbott Laboratories	62,320	3,235,031
Allergan, Inc.	12,442	746,644
Barr Pharmaceuticals, Inc. *	4,440	225,907
Bristol-Myers Squibb Co.	79,624	2,321,040
Eli Lilly & Co.	39,917	2,289,240
Forest Laboratories, Inc. *	12,860	483,922
Johnson & Johnson	117,190	7,241,170
King Pharmaceuticals, Inc. *	9,858	148,166

7

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Merck & Co., Inc.	87,684	$4,399,106
Mylan Laboratories, Inc. ρ	10,050	151,755
Pfizer, Inc.	283,947	7,053,244
Schering-Plough Corp.	60,258	1,808,945
Watson Pharmaceuticals, Inc. *	4,148	123,693
Wyeth	54,423	2,519,785

		32,747,648

INDUSTRIALS 11.2%
Aerospace & Defense 2.7%
Boeing Co.	31,857	3,080,572
General Dynamics Corp.	16,379	1,286,734
Goodrich Corp.	5,064	319,842
Honeywell International, Inc.	31,546	1,771,308
L-3 Communications Holdings, Inc.	5,055	497,968
Lockheed Martin Corp.	14,358	1,423,452
Northrop Grumman Corp.	13,963	1,100,843
Precision Castparts Corp.	5,567	725,436
Raytheon Co.	17,958	1,101,544
Rockwell Collins Corp.	6,770	466,250
United Technologies Corp.	40,233	3,002,589

		14,776,538

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	6,925	339,602
FedEx Corp.	12,453	1,365,845
United Parcel Service, Inc., Class B	42,847	3,250,374

		4,955,821

Airlines 0.1%
Southwest Airlines Co. ρ	31,591	477,340

Building Products 0.1%
American Standard Companies, Inc.	7,115	262,045
Masco Corp.	15,281	397,612

		659,657

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	10,329	131,901
Avery Dennison Corp.	3,707	221,642
Cintas Corp.	5,456	199,962
Equifax, Inc.	5,885	226,690
Monster Worldwide, Inc. * ρ	5,283	180,679
Pitney Bowes, Inc.	8,886	396,938
R.R. Donnelley & Sons Co.	8,905	318,977
Robert Half International, Inc.	6,726	214,828
Waste Management, Inc.	20,934	788,584

		2,680,201

Construction & Engineering 0.1%
Fluor Corp.	3,568	453,671

Electrical Equipment 0.4%
Cooper Industries, Inc.	7,406	378,965
Emerson Electric Co.	32,175	1,583,975
Rockwell Automation, Inc.	6,382	449,676

		2,412,616

8

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 3.8%
3M Co.	29,138	$2,651,266
General Electric Co.	416,241	16,179,288
Textron, Inc.	10,150	592,151
Tyco International, Ltd.	20,051	885,452

		20,308,157

Machinery 1.7%
Caterpillar, Inc.	25,909	1,963,125
Cummins, Inc.	4,219	499,614
Danaher Corp.	9,632	748,021
Deere & Co.	9,102	1,238,418
Dover Corp.	8,270	408,538
Eaton Corp.	5,927	558,442
Illinois Tool Works, Inc.	16,668	969,578
Ingersoll-Rand Co., Ltd., Class A	12,203	633,702
ITT Corp.	7,352	499,863
Paccar, Inc.	10,046	859,435
Pall Corp.	4,960	189,125
Parker Hannifin Corp.	4,686	503,604
Terex Corp. *	4,171	333,179

		9,404,644

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	14,408	1,169,209
CSX Corp.	17,687	725,167
Norfolk Southern Corp.	15,909	814,700
Ryder System, Inc.	2,474	135,451
Union Pacific Corp.	10,954	1,222,138

		4,066,665

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	2,874	263,287

INFORMATION TECHNOLOGY 15.9%
Communications Equipment 2.8%
Avaya, Inc. *	18,201	306,323
Ciena Corp. * ρ	3,455	130,875
Cisco Systems, Inc. *	245,632	7,840,573
Corning, Inc. *	63,632	1,487,080
JDS Uniphase Corp. * ρ	8,544	124,401
Juniper Networks, Inc. *	20,800	684,736
Motorola, Inc.	93,645	1,587,283
QUALCOMM, Inc.	67,434	2,689,942
Tellabs, Inc. *	17,711	186,851

		15,038,064

Computers & Peripherals 4.3%
Apple, Inc. *	34,994	4,845,969
Dell, Inc. *	91,906	2,596,344
EMC Corp. *	84,900	1,669,134
Hewlett-Packard Co.	105,956	5,228,929
International Business Machines Corp.	55,267	6,449,106
Lexmark International, Inc., Class A * ρ	3,826	142,557
NCR Corp. *	7,278	362,226
Network Appliance, Inc. *	15,012	418,234
QLogic Corp. *	5,945	79,069
SanDisk Corp. * ρ	9,233	517,602
Sun Microsystems, Inc. *	144,446	774,231

		23,083,401

9

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	16,020	$583,128
Jabil Circuit, Inc.	7,251	160,972
Molex, Inc.	5,746	150,258
Solectron Corp. * ρ	36,576	141,915
Tektronix, Inc.	3,072	98,765
Tyco Electronics, Ltd.	20,051	699,178

		1,834,216

Internet Software & Services 1.4%
Akamai Technologies, Inc. * ρ	6,672	214,972
eBay, Inc. *	45,798	1,561,712
Google, Inc., Class A *	8,823	4,546,051
VeriSign, Inc. *	9,918	319,359
Yahoo!, Inc. *	48,933	1,112,247

		7,754,341

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	4,012	200,720
Automatic Data Processing, Inc.	22,383	1,023,798
Cognizant Technology Solutions Corp., Class A *	5,816	427,534
Computer Sciences Corp. * ρ	7,008	392,098
Convergys Corp. *	5,539	92,778
Electronic Data Systems Corp.	20,588	471,259
Fidelity National Information Services, Inc.	6,619	313,741
First Data Corp.	30,522	1,013,941
Fiserv, Inc. *	6,805	316,569
Paychex, Inc.	13,753	611,046
Unisys Corp. *	14,069	103,689
Western Union Co.	31,260	588,626

		5,555,799

Office Electronics 0.1%
Xerox Corp. *	37,923	649,621

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	22,270	289,510
Altera Corp. *	14,365	342,031
Analog Devices, Inc.	13,234	488,070
Applied Materials, Inc.	55,912	1,194,280
Broadcom Corp., Class A *	18,824	649,428
Intel Corp.	235,062	6,052,847
KLA-Tencor Corp. ρ	7,753	445,565
Linear Technology Corp. ρ	8,982	305,298
LSI Logic Corp. * ρ	28,971	199,610
Maxim Integrated Products, Inc.	12,975	389,380
MEMC Electronic Materials, Inc. *	9,078	557,571
Micron Technology, Inc. * ρ	30,601	350,381
National Semiconductor Corp. ρ	9,726	255,988
Novellus Systems, Inc. *	5,112	139,915
NVIDIA Corp. *	14,683	751,182
Teradyne, Inc. *	7,676	114,296
Texas Instruments, Inc.	58,005	1,986,091
Xilinx, Inc.	12,052	308,170

		14,819,613

10

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.2%
Adobe Systems, Inc. *	23,790	$1,017,023
Autodesk, Inc. *	9,354	433,277
BMC Software, Inc. *	8,252	252,676
CA, Inc.	16,642	419,212
Citrix Systems, Inc. *	7,306	265,573
Compuware Corp. *	12,184	98,812
Electronic Arts, Inc. *	12,544	664,079
Intuit, Inc. *	13,860	378,517
Microsoft Corp.	340,610	9,785,725
Novell, Inc. *	14,091	104,837
Oracle Corp. *	160,153	3,247,903
Symantec Corp. *	36,454	685,700

		17,353,334

MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	8,764	788,848
Ashland, Inc.	2,260	135,125
Dow Chemical Co.	38,566	1,644,069
E.I. DuPont de Nemours & Co.	37,370	1,821,787
Eastman Chemical Co.	3,404	227,251
Ecolab, Inc.	7,091	295,411
Hercules, Inc. *	4,717	98,208
International Flavors & Fragrances, Inc. ρ	3,142	157,823
Monsanto Co.	21,989	1,533,513
PPG Industries, Inc.	6,642	487,191
Praxair, Inc.	12,894	975,560
Rohm & Haas Co. ρ	5,758	325,557
Sigma-Aldrich Corp.	5,313	238,022

		8,728,365

Construction Materials 0.1%
Vulcan Materials Co. ρ	3,855	346,989

Containers & Packaging 0.1%
Ball Corp.	4,131	216,382
Bemis Co., Inc.	4,232	126,410
Pactiv Corp. *	5,275	154,294
Sealed Air Corp. ρ	6,536	172,877
Temple-Inland, Inc.	4,281	235,797

		905,760

Metals & Mining 0.9%
Alcoa, Inc.	35,179	1,285,089
Allegheny Technologies, Inc.	4,133	410,779
Freeport-McMoRan Copper & Gold, Inc.	15,188	1,327,735
Newmont Mining Corp.	18,251	771,287
NuCor Corp.	12,206	645,697
United States Steel Corp.	4,787	452,276

		4,892,863

Paper & Forest Products 0.3%
International Paper Co.	17,622	618,708
MeadWestvaco Corp.	7,462	235,725
Weyerhaeuser Co. ρ	8,735	595,465

		1,449,898

11

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	249,448	$9,945,492
CenturyTel, Inc.	4,431	212,599
Citizens Communications Co. ρ	13,854	201,021
Embarq Corp.	6,112	381,511
Qwest Communications International, Inc. * ρ	62,845	562,463
Verizon Communications, Inc.	117,465	4,919,434
Windstream Corp. ρ	19,288	275,433

		16,497,953

Wireless Telecommunication Services 0.6%
Alltel Corp.	13,978	954,138
Sprint Nextel Corp.	117,071	2,214,984

		3,169,122

UTILITIES 3.4%
Electric Utilities 1.9%
Allegheny Energy, Inc. *	6,704	345,994
American Electric Power Co., Inc.	16,133	717,596
CMS Energy Corp. ρ	9,083	148,235
Consolidated Edison, Inc. ρ	10,945	502,813
Duke Energy Corp.	50,956	934,533
Edison International	13,182	694,823
Entergy Corp.	7,981	826,991
Exelon Corp.	27,214	1,923,213
FirstEnergy Corp.	12,333	757,740
FPL Group, Inc.	16,443	967,506
Pinnacle West Capital Corp.	4,055	161,551
PPL Corp.	15,580	751,891
Progress Energy, Inc. ρ	10,284	471,830
Southern Co.	30,417	1,079,499

		10,284,215

Gas Utilities 0.1%
Nicor, Inc. ρ	1,822	75,722
Questar Corp.	6,976	348,591

		424,313

Independent Power Producers & Energy Traders 0.5%
AES Corp. *	27,009	489,133
Constellation Energy Group, Inc.	7,310	606,291
Dynegy, Inc., Class A *	16,276	131,673
TXU Corp.	18,577	1,252,090

		2,479,187

Multi-Utilities 0.9%
Ameren Corp.	8,345	423,759
CenterPoint Energy, Inc. ρ	12,979	210,519
Dominion Resources, Inc.	11,831	1,007,765
DTE Energy Co.	7,123	340,551
Integrys Energy Group, Inc. ρ	3,062	153,620
NiSource, Inc.	11,088	208,898
PG&E Corp.	14,221	632,834
Public Service Enterprise Group, Inc.	10,227	869,193
Sempra Energy	10,673	587,335
TECO Energy, Inc.	8,480	134,323
Xcel Energy, Inc. ρ	16,544	340,972

		4,909,769

Total Common Stocks (cost $349,540,177)		529,686,784

12

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.5%
MUTUAL FUND SHARES 5.5%
Navigator Prime Portfolio, 5.35% § (cost $29,859,833)	29,859,833	$29,859,833

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.7%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.58%, 09/13/2007 ƒ †	$50,000	49,943
4.65%, 11/08/2007 ƒ †	500,000	495,802
4.67%, 09/27/2007 ƒ †	50,000	49,851

		595,596

	Shares	Value

MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund, Class I, 5.30% q ø	8,617,911	8,617,911

Total Short-Term Investments (cost $9,213,507)		9,213,507

Total Investments (cost $388,613,517) 105.3%		568,760,124
Other Assets and Liabilities (5.3%)		(28,725,243)

Net Assets 100.0%		$540,034,881

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $2,796,453 at August 31, 2007. The Fund earned $49,543 of income from Wachovia Corporation for the period from June 1, 2007 to August 31, 2007.

§	Rate shown is the 1-day annualized yield at period end.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

At August 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2006	Unrealized Loss

September 2007	2 S&P 500 Futures	$766,102	$738,350	$27,752
September 2007	129 S&P E–Mini 500 Futures	9,773,991	9,524,715	249,276

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $388,881,255. The gross unrealized appreciation and depreciation on securities based on tax cost was $189,484,150 and $9,605,281, respectively, with a net unrealized appreciation of $179,878,869.

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 13.1%
Auto Components 0.4%
Autoliv, Inc.	5,668	$325,173
BorgWarner, Inc.	1,458	123,201
Gentex Corp.	17,163	343,947
Goodyear Tire & Rubber Co. * ρ	25,221	697,613
Johnson Controls, Inc.	18,816	2,128,090
Wabco Holdings, Inc.	7,236	327,501

		3,945,525

Automobiles 0.2%
Harley-Davidson, Inc.	30,972	1,665,984
Thor Industries, Inc.	3,793	166,854

		1,832,838

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	17,391	1,020,330
Career Education Corp. * ρ	11,427	339,382
H&R Block, Inc. ρ	38,836	770,506
ITT Educational Services, Inc. *	4,898	537,800
Weight Watchers International, Inc. * ρ	4,259	221,213

		2,889,231

Hotels, Restaurants & Leisure 2.5%
Boyd Gaming Corp.	6,766	276,391
Brinker International, Inc.	12,646	364,711
Burger King Holdings, Inc. *	7,641	181,168
Carnival Corp.	21,840	995,686
Cheesecake Factory, Inc. * ρ	8,655	215,769
Choice Hotels International, Inc. ρ	4,493	168,398
Darden Restaurants, Inc.	17,003	707,325
Harrah’s Entertainment, Inc.	12,887	1,105,318
Hilton Hotels Corp.	46,873	2,153,814
International Game Technology	39,981	1,526,075
Las Vegas Sands Corp. *	12,545	1,250,736
Marriott International, Inc., Class A	39,587	1,758,455
McDonald’s Corp.	29,721	1,463,759
MGM MIRAGE *	14,225	1,194,473
Orient Express Hotels, Ltd. ρ	4,825	241,491
Panera Bread Co., Class A * ρ	3,415	149,372
Penn National Gaming, Inc. *	8,831	519,263
Scientific Games Corp., Class A * ρ	7,801	272,177
Starbucks Corp. *	89,088	2,454,374
Starwood Hotels & Resorts Worldwide, Inc.	25,869	1,581,113
Station Casinos, Inc. ρ	3,092	271,539
Tim Hortons, Inc. ρ	22,774	754,047
Wendy’s International, Inc.	10,493	345,115
Wyndham Worldwide Corp. *	1,622	51,742
Wynn Resorts, Ltd. * ρ	6,596	816,123
Yum! Brands, Inc.	62,994	2,061,164

		22,879,598

Household Durables 0.5%
Black & Decker Corp.	4,102	355,848
Centex Corp. ρ	737	21,307
Garmin, Ltd. ρ	13,891	1,414,521
Harman International Industries, Inc.	7,835	888,411
Jarden Corp. *	4,238	138,964
Newell Rubbermaid, Inc.	17,341	447,224

1

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
NVR, Inc. * ρ	233	$130,364
Pulte Homes, Inc.	9,063	150,808
Stanley Works	3,219	182,646
Whirlpool Corp. ρ	6,796	655,202

		4,385,295

Internet & Catalog Retail 0.5%
Amazon.com, Inc. * ρ	36,609	2,925,425
GameStop Corp., Class A *	18,931	949,200
IAC/InterActiveCorp.	1,407	39,101
Liberty Interactive Group, Ser. A *	46,942	890,490
NutriSystem, Inc. ρ	4,131	224,024

		5,028,240

Leisure Equipment & Products 0.1%
Hasbro, Inc.	6,459	182,208
Mattel, Inc.	21,192	458,383
Pool Corp. ρ	5,929	193,582

		834,173

Media 3.3%
Cablevision Systems Corp., Class A *	8,751	293,596
Central European Media Enterprises, Ltd., Class A	3,732	344,090
Clear Channel Communications, Inc.	12,775	475,996
Clear Channel Outdoor Holdings, Inc. * ρ	4,783	121,393
Comcast Corp., Class A *	217,724	5,680,419
CTC Media, Inc. * ρ	6,251	143,773
DIRECTV Group, Inc. *	90,661	2,115,121
Discovery Holding Co., Class A *	18,606	467,383
Dow Jones & Co., Inc.	7,175	423,684
DreamWorks Animation SKG, Inc., Class A *	6,288	193,985
EchoStar Communications Corp., Class A *	25,038	1,059,608
Getty Images, Inc. *	2,916	90,950
Harte-Hanks, Inc.	4,203	101,629
Interpublic Group of Cos. * ρ	34,793	380,983
John Wiley & Sons, Inc., Class A	6,105	253,174
Lamar Advertising Co., Class A	9,945	526,289
Liberty Global, Inc., Class A * ρ	23,502	963,112
McGraw-Hill Cos.	41,274	2,082,686
Meredith Corp.	5,784	323,326
New York Times Co., Class A ρ	4,335	95,283
News Corp., Class A	181,155	3,664,766
Omnicom Group, Inc.	39,784	2,026,199
Regal Entertainment Group ρ	7,627	171,913
Sirius Satellite Radio, Inc. * ρ	175,846	522,263
Time Warner Cable, Inc.	10,312	378,450
Time Warner, Inc.	65,229	1,238,046
Viacom, Inc., Class B *	73,263	2,890,958
Walt Disney Co.	104,621	3,515,266
Warner Music Group Corp. ρ	2,382	27,393
XM Satellite Radio Holdings, Inc., Class A * ρ	34,344	428,270

		31,000,004

Multi-line Retail 1.5%
Big Lots, Inc. * ρ	12,853	382,634
Dollar Tree Stores, Inc. *	11,727	509,538
Family Dollar Stores, Inc.	18,165	531,871

2

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail continued
J.C. Penney Co., Inc.	27,155	$1,867,178
Kohl’s Corp. *	38,620	2,290,166
Nordstrom, Inc.	30,989	1,490,571
Saks, Inc. ρ	14,567	235,548
Target Corp.	102,864	6,781,824

		14,089,330

Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A	10,555	830,678
Advance Auto Parts, Inc. *	12,803	455,275
American Eagle Outfitters, Inc.	22,336	576,939
AnnTaylor Stores Corp. *	6,223	195,029
AutoZone, Inc. * ρ	5,577	676,434
Barnes & Noble, Inc.	551	19,875
Bed, Bath & Beyond, Inc. *	33,328	1,154,482
Best Buy Co., Inc. ρ	47,613	2,092,591
CarMax, Inc. * ρ	26,002	589,205
Chico’s FAS, Inc. *	21,166	338,233
Circuit City Stores, Inc. ρ	8,868	96,484
Coldwater Creek, Inc. * ρ	7,424	92,355
Dick’s Sporting Goods, Inc. * ρ	4,860	315,414
Guess?, Inc. *	6,536	346,408
Home Depot, Inc.	137,381	5,263,066
Limited Brands, Inc. ρ	42,291	979,460
Lowe’s Cos.	181,084	5,624,469
O’Reilly Automotive, Inc. *	13,725	487,786
Office Depot, Inc. *	33,048	808,024
OfficeMax, Inc.	4,159	147,728
PETsMART, Inc.	16,353	567,449
RadioShack Corp. ρ	11,445	272,048
Ross Stores, Inc.	16,709	465,011
Sherwin-Williams Co.	13,355	921,629
Staples, Inc.	86,015	2,042,856
Tiffany & Co.	16,392	841,401
TJX Cos.	54,680	1,667,193
Tractor Supply Co. * ρ	4,153	200,008
Urban Outfitters, Inc. * ρ	13,619	311,875
Williams-Sonoma, Inc. ρ	10,943	364,730

		28,744,135

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc. *	44,634	1,987,552
Crocs, Inc. ρ	9,613	567,552
Hanesbrands, Inc. *	11,595	347,386
Liz Claiborne, Inc. ρ	855	29,215
Nike, Inc., Class B	42,860	2,414,732
Phillips-Van Heusen Corp.	6,732	392,004
Polo Ralph Lauren Corp.	7,364	556,277

		6,294,718

CONSUMER STAPLES 9.6%
Beverages 2.9%
Anheuser-Busch Companies, Inc.	57,567	2,843,810
Brown-Forman Corp., Class B ρ	6,589	471,509
Coca-Cola Co.	183,343	9,860,186
Hansen Natural Corp. ρ	8,199	368,217
Pepsi Bottling Group, Inc.	4,252	147,077
PepsiCo, Inc.	195,900	13,327,077

		27,017,876

3

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 2.7%
Costco Wholesale Corp.	36,956	$2,282,033
CVS Caremark Corp.	94,997	3,592,787
Kroger Co.	54,323	1,443,905
Sysco Corp.	74,318	2,480,735
Wal-Mart Stores, Inc.	212,843	9,286,340
Walgreen Co.	119,955	5,406,372
Whole Foods Market, Inc. ρ	17,001	752,464

		25,244,636

Food Products 0.7%
Campbell Soup Co.	15,826	597,432
Dean Foods Co.	1,032	27,720
General Mills, Inc.	3,332	186,192
H.J. Heinz Co.	21,526	970,607
Hershey Co. ρ	14,303	665,089
Kellogg Co.	19,116	1,050,042
McCormick & Co., Inc.	10,418	373,381
Sara Lee Corp.	46,204	767,910
Wm. Wrigley Jr. Co.	25,360	1,477,220

		6,115,593

Household Products 1.8%
Church & Dwight Co.	7,453	334,863
Clorox Co.	15,310	915,538
Colgate-Palmolive Co.	56,716	3,761,405
Energizer Holdings, Inc. *	4,874	516,303
Kimberly-Clark Corp.	22,778	1,564,621
Procter & Gamble Co.	149,965	9,794,214

		16,886,944

Personal Products 0.3%
Alberto-Culver Co.	1,692	39,203
Avon Products, Inc.	48,662	1,671,540
Bare Escentuals, Inc. * ρ	4,675	115,005
Estee Lauder Cos., Class A ρ	13,142	546,576
Herbalife, Ltd.	6,091	258,563
NBTY, Inc. *	6,651	244,092

		2,874,979

Tobacco 1.2%
Altria Group, Inc.	144,431	10,024,956
Carolina Group	7,733	588,636
UST, Inc. ρ	10,633	523,994

		11,137,586

ENERGY 8.0%
Energy Equipment & Services 4.7%
Baker Hughes, Inc.	38,524	3,230,623
BJ Services Co.	35,277	875,222
Cameron International Corp. *	13,246	1,083,125
Diamond Offshore Drilling, Inc.	8,203	862,627
Dresser-Rand Group, Inc. *	10,322	380,572
ENSCO International, Inc. ρ	16,621	901,191
FMC Technologies, Inc. *	7,809	739,512
Global Industries, Ltd. *	11,071	267,697
GlobalSantaFe Corp.	27,417	1,935,366
Grant Prideco, Inc. *	15,328	847,638

4

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Halliburton Co.	109,927	$3,802,375
Nabors Industries, Ltd. * ρ	29,847	883,173
National Oilwell Varco, Inc. *	21,360	2,734,080
Noble Corp.	32,236	1,581,498
Oceaneering International, Inc. *	6,558	440,435
Pride International, Inc. *	14,780	519,813
Rowan Companies, Inc.	9,501	356,668
Schlumberger, Ltd.	141,738	13,677,717
Smith International, Inc.	24,110	1,615,611
Superior Energy Services, Inc. *	9,705	376,748
Tetra Technologies, Inc. * ρ	8,733	174,573
Tidewater, Inc. ρ	4,447	291,056
Transocean, Inc. *	34,654	3,641,789
Unit Corp. *	4,364	214,098
Weatherford International, Ltd. *	40,565	2,368,185

		43,801,392

Oil, Gas & Consumable Fuels 3.3%
Arch Coal, Inc. ρ	17,152	505,813
Cabot Oil & Gas Corp.	11,654	388,544
Cheniere Energy, Inc. * ρ	5,111	184,405
Chesapeake Energy Corp. ρ	32,304	1,042,127
CNX Gas Corp. * ρ	3,357	89,464
Consol Energy, Inc.	21,899	873,332
Continental Resources, Inc.	1,664	24,710
Denbury Resources, Inc. *	14,563	579,316
Exxon Mobil Corp.	138,205	11,848,315
Foundation Coal Holdings, Inc.	5,437	184,423
Frontier Oil Corp.	6,666	273,506
Frontline, Ltd. ρ	5,831	272,424
Helix Energy Solutions, Inc. * ρ	8,763	336,762
Holly Corp.	5,435	362,243
Massey Energy Co. ρ	9,753	202,375
Noble Energy, Inc.	2,918	175,284
Peabody Energy Corp.	31,866	1,354,624
Quicksilver Resources, Inc. * ρ	6,026	240,739
Range Resources Corp.	17,801	646,354
Southwestern Energy Co. *	20,426	759,643
Sunoco, Inc.	14,606	1,068,283
Tesoro Corp.	16,432	810,591
Valero Energy Corp.	52,093	3,568,891
W&T Offshore, Inc. ρ	2,107	46,965
Western Refining, Inc. ρ	1,702	88,232
Williams Cos.	60,281	1,868,711
XTO Energy, Inc.	44,301	2,408,202

		30,204,278

FINANCIALS 6.9%
Capital Markets 2.6%
A.G. Edwards, Inc.	7,922	662,121
Affiliated Managers Group, Inc. * ρ	3,583	405,775
Bank of New York Mellon Corp.	47,237	1,909,792
Blackrock, Inc. ρ	4,377	678,873
Charles Schwab Corp.	121,836	2,412,353
E*TRADE Financial Corp. *	19,302	300,725
Eaton Vance Corp.	13,268	509,358

5

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Federated Investors, Inc., Class B	10,479	$367,918
Franklin Resources, Inc.	19,934	2,626,703
Goldman Sachs Group, Inc.	21,516	3,787,031
Investment Technology Group, Inc. *	5,331	215,745
Janus Capital Group, Inc. ρ	16,346	434,640
Lazard, Ltd. ρ	6,200	248,558
Legg Mason, Inc.	6,530	566,935
Merrill Lynch & Co., Inc.	26,102	1,923,717
Morgan Stanley	7,225	450,623
Northern Trust Corp.	22,376	1,375,229
Nuveen Investments, Inc., Class A ρ	9,554	594,068
SEI Investments Co. *	15,567	394,935
State Street Corp.	38,646	2,371,318
T. Rowe Price Group, Inc.	31,944	1,639,366
TD Ameritrade Holding Corp. * ρ	29,864	542,032

		24,417,815

Commercial Banks 0.1%
Bank of Hawaii Corp. ρ	2,009	103,283
Commerce Bancorp, Inc.	6,605	242,601
Synovus Financial Corp.	12,571	347,211

		693,095

Consumer Finance 1.1%
American Express Co.	124,542	7,300,652
AmeriCredit Corp. * ρ	964	16,687
Discover Financial Services *	3,271	75,691
First Marblehead Corp. ρ	7,357	246,386
SLM Corp.	49,478	2,487,754

		10,127,170

Diversified Financial Services 1.1%
CME Group, Inc., Class A	6,579	3,650,029
IntercontinentalExchange, Inc.	8,461	1,234,206
Moody’s Corp. ρ	27,264	1,250,054
Nasdaq Stock Market, Inc. *	10,842	354,100
Nymex Holdings, Inc. ρ	11,074	1,428,767
NYSE Euronext ρ	31,738	2,308,940

		10,226,096

Insurance 0.7%
ACE, Ltd.	2,174	125,570
AFLAC, Inc.	53,885	2,872,609
American International Group, Inc.	18,869	1,245,354
Arthur J. Gallagher & Co. ρ	2,307	68,126
Brown & Brown, Inc. ρ	13,458	362,289
CNA Financial Corp. * ρ	334	14,015
Erie Indemnity Co., Class A ρ	1,148	64,162
HCC Insurance Holdings, Inc.	5,823	160,773
PartnerRe, Ltd.	1,517	110,301
Philadelphia Consolidated Holding Co. *	5,232	209,385
Principal Financial Group, Inc.	1,803	100,048
Prudential Financial, Inc.	13,423	1,205,117
The Hanover Insurance Group, Inc.	316	13,519
TransAtlantic Holdings, Inc.	1,148	81,313
W.R. Berkley Corp.	5,514	164,813
XL Capital, Ltd., Class A	2,616	199,339

		6,996,733

6

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 0.8%
Apartment Investment & Management Co., Class A	631	$28,206
CapitalSource, Inc.	8,934	159,293
Duke Realty Corp. ρ	12,037	406,730
Essex Property Trust, Inc. ρ	1,348	158,781
Federal Realty Investment Trust ρ	3,517	295,674
General Growth Properties, Inc.	14,367	714,184
Health Care REIT, Inc.	1,210	48,279
Kilroy Realty Corp. ρ	3,932	240,363
Macerich Co.	8,620	700,116
Plum Creek Timber Co., Inc. ρ	1,658	69,520
ProLogis	27,002	1,624,440
Public Storage, Inc.	1,156	87,602
Rayonier, Inc.	568	24,276
Simon Property Group, Inc.	14,637	1,389,344
Taubman Centers, Inc.	3,558	183,522
UDR, Inc. ρ	16,341	410,323
Ventas, Inc.	16,026	610,270
Weingarten Realty Investors ρ	9,252	372,023

		7,522,946

Real Estate Management & Development 0.2%
CB Richard Ellis Group, Inc., Class A *	23,484	693,248
Forest City Enterprises, Inc., Class A ρ	8,672	481,729
Jones Lang LaSalle, Inc.	4,425	494,184
St. Joe Co. ρ	8,943	282,778

		1,951,939

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial ρ	1,827	63,616
Freddie Mac	31,182	1,921,123
Hudson City Bancorp, Inc. ρ	26,058	370,545
People’s United Financial, Inc.	18,077	319,607
TFS Financial Corp. ρ	2,255	26,158

		2,701,049

HEALTH CARE 15.7%
Biotechnology 2.3%
Amgen, Inc. *	93,447	4,682,629
Amylin Pharmaceuticals, Inc. * ρ	15,821	775,704
Biogen Idec, Inc. *	6,614	422,105
Celgene Corp. *	45,688	2,933,626
Cephalon, Inc. * ρ	7,962	597,548
Gen-Probe, Inc. *	6,307	403,774
Genentech, Inc. *	55,983	4,188,088
Genzyme Corp. *	31,755	1,981,830
Gilead Sciences, Inc. *	112,306	4,084,569
ImClone Systems, Inc. * ρ	7,199	245,198
Millennium Pharmaceuticals, Inc. *	21,318	216,378
PDL BioPharma, Inc. * ρ	14,023	273,589
Vertex Pharmaceuticals, Inc. * ρ	15,753	613,737

		21,418,775

Health Care Equipment & Supplies 3.2%
Advanced Medical Optics, Inc. * ρ	7,209	207,187
Bausch & Lomb, Inc. ρ	1,419	89,681
Baxter International, Inc.	78,354	4,290,665
Beckman Coulter, Inc.	6,048	435,154

7

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Becton, Dickinson & Co.	29,463	$2,266,883
Biomet, Inc.	29,534	1,353,543
C.R. Bard, Inc.	12,447	1,037,955
Cooper Cos. ρ	2,150	104,834
Cytyc Corp. *	13,858	592,291
Dade Behring Holdings, Inc.	9,880	746,039
Dentsply International, Inc.	18,269	719,433
Edwards Lifesciences Corp. * ρ	6,931	334,767
Hillenbrand Industries, Inc.	1,268	72,973
Hospira, Inc. *	18,836	728,011
IDEXX Laboratories, Inc. *	3,725	416,269
Intuitive Surgical, Inc.	4,506	997,088
Kinetic Concepts, Inc. *	5,244	315,217
Medtronic, Inc.	138,185	7,301,696
ResMed, Inc. * ρ	9,361	380,618
Respironics, Inc. *	8,856	420,040
St. Jude Medical, Inc. *	40,688	1,772,776
Stryker Corp.	36,504	2,438,467
Varian Medical Systems, Inc. *	15,330	619,179
Zimmer Holdings, Inc. *	28,475	2,230,447

		29,871,213

Health Care Providers & Services 3.7%
Aetna, Inc.	49,843	2,537,507
AmerisourceBergen Corp.	9,924	474,863
Brookdale Senior Living, Inc. ρ	1,101	40,319
Cardinal Health, Inc.	43,840	2,997,779
CIGNA Corp.	34,611	1,788,696
Community Health Systems, Inc. *	990	34,383
Coventry Health Care, Inc. *	17,579	1,008,507
DaVita, Inc. *	12,664	728,433
Express Scripts, Inc. *	26,451	1,448,192
Health Net, Inc. *	13,500	739,665
Henry Schein, Inc. *	10,684	621,702
Humana, Inc. *	20,209	1,295,195
Laboratory Corporation of America Holdings *	14,143	1,098,345
Lincare Holdings, Inc. *	10,083	362,887
Manor Care, Inc. ρ	8,800	562,232
McKesson Corp.	32,955	1,885,356
Medco Health Solutions, Inc. *	33,690	2,878,811
Omnicare, Inc. ρ	1,768	57,690
Patterson Companies, Inc. *	16,733	615,440
Pediatrix Medical Group, Inc. *	5,833	347,938
Quest Diagnostics, Inc. ρ	17,422	953,855
Sierra Health Services, Inc. *	6,670	280,140
Tenet Healthcare Corp. * ρ	44,031	149,265
UnitedHealth Group, Inc.	161,160	8,059,571
Universal Health Services, Inc., Class B	1,509	79,675
VCA Antech, Inc. *	10,108	413,316
Wellcare Group, Inc.	4,974	490,934
WellPoint, Inc. *	33,284	2,682,358

		34,633,054

8

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 0.2%
Cerner Corp. * ρ	7,909	$451,129
HLTH Corp. ρ	21,817	322,455
IMS Health, Inc.	21,075	630,986
WebMD Health Corp., Class A * ρ	913	49,759

		1,454,329

Life Sciences Tools & Services 0.5%
Applera Corp.-Applied Biosystems Group	3,959	125,144
Charles River Laboratories International, Inc. *	2,760	144,845
Covance, Inc. *	7,643	560,385
Invitrogen Corp. *	2,114	164,681
Millipore Corp. * ρ	6,491	452,293
PerkinElmer, Inc.	3,615	99,087
Pharmaceutical Product Development, Inc.	12,448	436,053
Techne Corp.	4,744	298,919
Thermo Fisher Scientific, Inc. *	25,219	1,367,626
Waters Corp. *	12,135	747,152

		4,396,185

Pharmaceuticals 5.8%
Abbott Laboratories	185,249	9,616,276
Abraxis BioScience, Inc. * ρ	3,088	67,751
Allergan, Inc.	36,690	2,201,767
Barr Pharmaceuticals, Inc. *	13,199	671,565
Bristol-Myers Squibb Co.	236,686	6,899,397
Eli Lilly & Co.	58,422	3,350,502
Endo Pharmaceuticals Holdings, Inc. *	16,088	512,885
Forest Laboratories, Inc. *	38,487	1,448,266
Johnson & Johnson	130,631	8,071,689
Merck & Co., Inc.	215,292	10,801,200
Mylan Laboratories, Inc.	29,905	451,566
Schering-Plough Corp.	179,119	5,377,152
Sepracor, Inc. * ρ	12,800	373,376
Warner Chilcott, Ltd., Class A	10,908	202,125
Watson Pharmaceuticals, Inc. *	7,164	213,630
Wyeth	85,093	3,939,806

		54,198,953

INDUSTRIALS 12.8%
Aerospace & Defense 3.4%
Alliant Techsystems, Inc. * ρ	3,430	361,213
BE Aerospace, Inc. *	11,087	432,060
Boeing Co.	94,696	9,157,103
DRS Technologies, Inc.	269	14,117
General Dynamics Corp.	6,767	531,616
Goodrich Corp.	15,053	950,747
Honeywell International, Inc.	80,269	4,507,104
L-3 Communications Holdings, Inc.	5,057	498,165
Lockheed Martin Corp.	42,340	4,197,588
Northrop Grumman Corp.	2,615	206,167
Precision Castparts Corp.	16,547	2,156,240
Raytheon Co.	27,544	1,689,549
Rockwell Collins Corp.	20,125	1,386,009
Spirit AeroSystems Holdings, Inc., Class A	6,939	248,069
United Technologies Corp.	72,952	5,444,408

		31,780,155

9

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.3%
C.H. Robinson Worldwide, Inc.	20,353	$998,111
Expeditors International of Washington, Inc.	25,633	1,132,210
FedEx Corp.	31,058	3,406,441
United Parcel Service, Inc., Class B	80,749	6,125,619
UTi Worldwide, Inc.	11,900	264,775

		11,927,156

Airlines 0.3%
AMR Corp. * ρ	28,934	709,172
Continental Airlines, Inc., Class B * ρ	11,681	388,510
Copa Holdings SA, Class A ρ	2,091	101,351
Delta Air Lines, Inc. *	28,863	487,207
Northwest Airlines Corp. ρ	20,987	389,939
Southwest Airlines Co.	19,720	297,969
UAL Corp. ρ	8,243	391,295

		2,765,443

Building Products 0.1%
American Standard Companies, Inc.	21,708	799,506
Lennox International, Inc.	954	34,315
Masco Corp.	2,634	68,537

		902,358

Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc. *	5,228	66,762
Avery Dennison Corp.	10,943	654,282
Brink’s Co. ρ	5,243	300,738
ChoicePoint, Inc. *	9,145	359,764
Cintas Corp.	12,415	455,010
Copart, Inc. *	7,671	225,067
Corporate Executive Board Co. ρ	4,497	305,931
Corrections Corporation of America *	14,770	378,998
Covanta Holding Corp. *	14,445	326,313
Dun & Bradstreet Corp. *	7,144	696,897
Equifax, Inc.	17,494	673,869
HNI Corp. ρ	5,764	235,402
Manpower, Inc.	10,166	714,263
Monster Worldwide, Inc. *	15,124	517,241
Pitney Bowes, Inc.	21,608	965,229
Republic Services, Inc.	17,877	555,796
Robert Half International, Inc.	17,675	564,539
Steelcase, Inc.	7,823	137,998
Stericycle, Inc. *	10,551	526,495
Waste Management, Inc.	34,910	1,315,060

		9,975,654

Construction & Engineering 0.5%
Fluor Corp.	10,605	1,348,426
Foster Wheeler, Ltd.	8,469	1,003,068
Jacobs Engineering Group, Inc. *	14,341	947,797
Quanta Services, Inc. * ρ	19,782	559,237
Shaw Group, Inc.	8,887	444,794
URS Corp. * ρ	1,556	83,153

		4,386,475

10

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.9%
Ametek, Inc.	12,836	$513,312
Cooper Industries, Inc.	7,088	362,693
Emerson Electric Co.	79,478	3,912,702
First Solar, Inc. ρ	4,293	445,356
General Cable Corp. *	6,287	365,778
Hubbell, Inc., Class B	2,403	130,194
Rockwell Automation, Inc.	18,972	1,336,767
Roper Industries, Inc.	10,617	671,950
SunPower Corp., Class A ρ	2,986	204,033
Thomas & Betts Corp. *	6,996	387,508

		8,330,293

Industrial Conglomerates 1.7%
3M Co.	81,071	7,376,650
Carlisle Cos.	2,030	99,937
General Electric Co.	137,339	5,338,367
McDermott International, Inc. *	13,383	1,284,634
Textron, Inc.	29,968	1,748,333

		15,847,921

Machinery 2.4%
AGCO Corp. *	7,195	310,824
Caterpillar, Inc.	77,016	5,835,502
Cummins, Inc.	12,540	1,484,987
Danaher Corp.	29,562	2,295,785
Deere & Co.	1,528	207,900
Donaldson Co., Inc.	9,537	364,123
Dover Corp.	7,916	391,050
Eaton Corp.	2,079	195,883
Flowserve Corp. *	6,168	440,457
Graco, Inc. ρ	8,000	323,280
Harsco Corp.	10,121	563,234
IDEX Corp.	9,756	375,313
Illinois Tool Works, Inc.	44,503	2,588,739
Ingersoll-Rand Co., Ltd., Class A	2,249	116,791
ITT Corp.	2,732	185,749
Joy Global, Inc.	13,062	566,760
Kennametal, Inc.	2,706	218,266
Lincoln Electric Holdings, Inc.	3,522	253,373
Manitowoc Co.	7,500	596,175
Oshkosh Truck Corp.	8,907	515,626
Paccar, Inc.	29,875	2,555,806
Pall Corp.	13,506	514,984
Terex Corp. *	12,399	990,432
Toro Co.	4,847	286,700
Trinity Industries, Inc. ρ	8,440	317,091

		22,494,830

Marine 0.0%
Kirby Corp. *	6,410	245,375

Road & Rail 0.9%
Avis Budget Group, Inc.	4,363	101,265
Burlington Northern Santa Fe Corp.	40,387	3,277,405
Con-Way, Inc.	4,282	207,591
CSX Corp.	8,990	368,590
Hertz Global Holdings, Inc. ρ	25,141	555,868

11

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail continued
J.B. Hunt Transport Services, Inc.	11,715	$337,041
Kansas City Southern * ρ	5,551	168,695
Landstar System, Inc.	6,682	287,393
Norfolk Southern Corp.	24,023	1,230,218
Union Pacific Corp.	19,897	2,219,908

		8,753,974

Trading Companies & Distributors 0.2%
Aircastle, Ltd. ρ	2,977	102,677
Fastenal Co. ρ	15,210	693,728
GATX Corp.	2,396	104,466
MSC Industrial Direct Co., Class A	5,539	286,920
W.W. Grainger, Inc.	7,141	654,187
Wesco International, Inc. *	5,484	260,983

		2,102,961

INFORMATION TECHNOLOGY 27.2%
Communications Equipment 4.3%
Avaya, Inc. *	14,012	235,822
Ciena Corp. *	10,264	388,800
Cisco Systems, Inc. *	730,150	23,306,388
CommScope, Inc. * ρ	7,364	416,803
Corning, Inc. *	189,149	4,420,412
F5 Networks, Inc. *	10,040	351,099
Harris Corp.	16,149	982,344
JDS Uniphase Corp. * ρ	13,568	197,550
Juniper Networks, Inc. *	44,330	1,459,344
QUALCOMM, Inc.	200,451	7,995,990
Riverbed Technology, Inc.	2,353	104,473

		39,859,025

Computers & Peripherals 6.8%
Apple, Inc. *	104,022	14,404,967
Brocade Communications Systems, Inc. *	48,190	337,330
Dell, Inc. *	273,192	7,717,674
Diebold, Inc. ρ	7,913	347,143
EMC Corp. *	252,367	4,961,535
Hewlett-Packard Co.	321,879	15,884,729
International Business Machines Corp. ρ	130,769	15,259,435
Lexmark International, Inc., Class A *	6,187	230,528
NCR Corp. *	2,704	134,578
Network Appliance, Inc. *	44,625	1,243,252
QLogic Corp. *	16,525	219,783
SanDisk Corp. * ρ	16,303	913,946
Seagate Technology, Inc.	24,781	639,845
Sun Microsystems, Inc. * ρ	109,489	586,861
Western Digital Corp. *	7,953	185,782

		63,067,388

Electronic Equipment & Instruments 0.6%
Agilent Technologies, Inc. *	48,545	1,767,038
Amphenol Corp., Class A	21,517	776,979
Arrow Electronics, Inc. *	8,227	345,205
Avnet, Inc. * ρ	10,552	414,799
AVX Corp. ρ	1,174	18,455
CDW Corp.	7,029	604,986
Dolby Laboratories, Inc., Class A *	4,745	172,860

12

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Jabil Circuit, Inc.	13,884	$308,225
Mettler-Toledo International, Inc. *	4,543	428,450
Molex, Inc.	9,433	246,673
National Instruments Corp.	6,912	218,212
Sanmina-SCI Corp. *	14,147	32,397
Solectron Corp. *	33,460	129,825
Tektronix, Inc.	1,889	60,731
Trimble Navigation, Ltd. *	14,366	507,264
Vishay Intertechnology, Inc. *	3,758	49,718

		6,081,817

Internet Software & Services 2.6%
Akamai Technologies, Inc. * ρ	19,834	639,052
eBay, Inc. *	137,449	4,687,011
Google, Inc., Class A *	27,576	14,208,534
VeriSign, Inc. * ρ	29,211	940,594
Yahoo!, Inc. *	145,455	3,306,192

		23,781,383

IT Services 2.1%
Accenture, Ltd., Class A	71,388	2,941,900
Acxiom Corp.	7,624	186,788
Affiliated Computer Services, Inc., Class A *	4,651	232,690
Alliance Data Systems Corp. *	9,465	742,529
Automatic Data Processing, Inc.	66,534	3,043,265
Broadridge Financial Solutions, Inc.	16,742	304,202
Ceridian Corp. *	15,574	533,410
CheckFree Corp. * ρ	7,505	346,956
Cognizant Technology Solutions Corp., Class A *	17,289	1,270,914
DST Systems, Inc. * ρ	6,496	496,684
Electronic Data Systems Corp.	35,495	812,481
Fidelity National Information Services, Inc.	19,521	925,295
First Data Corp.	14,335	476,209
Fiserv, Inc. *	20,227	940,960
Global Payments, Inc.	9,707	383,232
Hewitt Associates, Inc., Class A *	7,142	240,186
Iron Mountain, Inc. * ρ	21,289	601,627
MasterCard, Inc., Class A ρ	9,585	1,313,049
MoneyGram International, Inc.	10,035	213,444
Paychex, Inc.	40,788	1,812,211
Total System Services, Inc. ρ	4,487	124,469
VeriFone Holdings, Inc. ρ	7,474	276,239
Western Union Co.	87,626	1,649,998

		19,868,738

Office Electronics 0.0%
Zebra Technologies Corp., Class A *	8,307	301,544

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. * ρ	27,052	351,676
Altera Corp. *	42,701	1,016,711
Analog Devices, Inc.	39,338	1,450,785
Applied Materials, Inc.	166,200	3,550,032
Broadcom Corp., Class A *	56,344	1,943,868
Cree, Inc. * ρ	2,523	67,112
Cypress Semiconductor Corp. * ρ	18,182	455,277
Fairchild Semiconductor International, Inc. *	6,131	115,018

13

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Integrated Device Technology, Inc.	7,993	$125,011
Intel Corp.	698,731	17,992,323
International Rectifier Corp. *	1,971	67,822
Intersil Corp., Class A	8,890	296,215
KLA-Tencor Corp. ρ	23,045	1,324,396
Lam Research Corp. *	14,857	796,781
Linear Technology Corp. ρ	26,698	907,465
LSI Logic Corp. * ρ	50,981	351,259
Marvell Technology Group, Ltd. *	56,795	941,093
Maxim Integrated Products, Inc.	38,567	1,157,396
MEMC Electronic Materials, Inc. *	26,986	1,657,480
Microchip Technology, Inc.	26,260	1,011,535
Micron Technology, Inc. *	29,654	339,538
National Semiconductor Corp. ρ	32,485	855,005
Novellus Systems, Inc. * ρ	9,893	270,771
NVIDIA Corp. *	43,645	2,232,878
Rambus, Inc. * ρ	9,714	146,487
Silicon Laboratories, Inc. *	6,586	243,155
Teradyne, Inc. *	11,522	171,563
Texas Instruments, Inc.	172,423	5,903,764
Varian Semiconductor Equipment Associates, Inc. *	9,455	525,982
Xilinx, Inc. ρ	35,825	916,045

		47,184,443

Software 5.7%
Activision, Inc. *	34,072	664,063
Adobe Systems, Inc. *	70,716	3,023,109
Amdocs, Ltd. *	23,776	839,293
Autodesk, Inc. *	27,750	1,285,380
BEA Systems, Inc. *	47,144	575,157
BMC Software, Inc. *	24,119	738,524
CA, Inc.	30,951	779,656
Cadence Design Systems, Inc. *	9,239	200,671
Citrix Systems, Inc. *	21,718	789,449
Compuware Corp. *	29,373	238,215
Electronic Arts, Inc. *	37,459	1,983,079
FactSet Research Systems, Inc. ρ	5,164	309,479
Fair Isaac Corp.	683	25,264
Intuit, Inc. *	40,498	1,106,000
McAfee, Inc. *	19,185	685,864
Microsoft Corp.	987,161	28,361,136
NAVTEQ Corp. *	11,749	740,187
Novell, Inc. *	5,212	38,777
Oracle Corp. *	463,693	9,403,694
Red Hat, Inc. * ρ	23,232	451,862
Salesforce.com, Inc. * ρ	11,418	461,630
Symantec Corp. *	15,604	293,511
Synopsys, Inc. *	17,407	475,559

		53,469,559

MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	12,270	1,104,423
Airgas, Inc.	8,855	409,278
Albemarle Corp.	9,598	388,431
Cabot Corp.	5,862	236,473

14

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Celanese Corp., Ser. A	9,856	$354,028
Chemtura Corp.	1,828	16,836
E.I. DuPont de Nemours & Co.	17,662	861,022
Ecolab, Inc.	21,019	875,652
International Flavors & Fragrances, Inc.	7,997	401,689
Lubrizol Corp.	2,180	138,604
Monsanto Co.	65,454	4,564,762
Mosaic Co. *	7,982	335,404
Nalco Holding Co. *	17,361	434,025
Praxair, Inc.	38,328	2,899,896
Rohm & Haas Co.	9,914	560,538
RPM International, Inc.	12,504	283,091
Scotts Miracle-Gro Co., Class A ρ	981	44,400
Sigma-Aldrich Corp.	4,769	213,651
Valspar Corp.	1,455	39,241

		14,161,444

Construction Materials 0.2%
Eagle Materials, Inc. ρ	5,762	218,726
Florida Rock Industries, Inc. ρ	5,750	359,432
Martin Marietta Materials, Inc. ρ	5,126	692,010
Vulcan Materials Co. ρ	11,460	1,031,515

		2,301,683

Containers & Packaging 0.3%
Ball Corp.	12,278	643,122
Crown Holdings, Inc. *	19,664	472,329
Owens-Illinois, Inc. *	17,441	701,477
Packaging Corporation of America	11,125	289,806
Pactiv Corp. *	15,680	458,640
Sealed Air Corp.	2,681	70,913

		2,636,287

Metals & Mining 1.0%
AK Steel Holding Corp. * ρ	13,387	535,480
Allegheny Technologies, Inc.	12,285	1,221,006
Carpenter Technology Corp. ρ	1,749	204,353
Chaparral Steel Co.	5,631	481,451
Cleveland-Cliffs, Inc. ρ	4,934	376,316
Freeport-McMoRan Copper & Gold, Inc.	37,770	3,301,853
Newmont Mining Corp. ρ	21,330	901,406
NuCor Corp.	8,164	431,876
Reliance Steel & Aluminum Co.	792	41,952
Southern Copper Corp. ρ	8,818	928,095
Steel Dynamics, Inc.	3,796	164,670
Titanium Metals Corp. * ρ	8,201	257,101

		8,845,559

Paper & Forest Products 0.0%
Domtar Corp. *	27,672	221,376

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
Citizens Communications Co.	7,248	105,168
Level 3 Communications, Inc. * ρ	183,991	962,273
NeuStar, Inc., Class A * ρ	9,121	288,406
Windstream Corp.	31,681	452,405

		1,808,252

15

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
American Tower Corp., Class A *	50,252	$1,990,984
Crown Castle International Corp. *	22,806	838,349
Leap Wireless International, Inc. *	6,133	444,642
MetroPCS Communications, Inc. * ρ	6,920	188,847
NII Holdings, Inc. *	20,793	1,646,390
SBA Communications Corp. * ρ	12,363	402,663
Telephone & Data Systems, Inc.	5,527	357,873
U.S. Cellular Corp. *	680	66,130

		5,935,878

UTILITIES 1.6%
Electric Utilities 0.8%
Allegheny Energy, Inc. *	19,929	1,028,536
DPL, Inc. ρ	7,320	192,882
Exelon Corp.	36,565	2,584,048
Mirant Corp.	21,080	821,488
NRG Energy, Inc. * ρ	23,459	893,553
PPL Corp.	34,626	1,671,051
Sierra Pacific Resources	3,885	59,518

		7,251,076

Gas Utilities 0.1%
Equitable Resources, Inc.	11,115	546,747
Questar Corp.	7,091	354,337

		901,084

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	80,286	1,453,980
Constellation Energy Group, Inc.	16,827	1,395,631
Dynegy, Inc., Class A *	6,540	52,909
TXU Corp.	40,476	2,728,082

		5,630,602

Multi-Utilities 0.1%
CenterPoint Energy, Inc. ρ	38,579	625,751

Water Utilities 0.0%
Aqua America, Inc. ρ	1,084	25,973

Total Common Stocks (cost $673,506,919)		919,287,180

EXCHANGE TRADED FUND 1.2%
iShares Russell 1000 Growth Index Fund (cost $10,338,966)	181,075	10,697,911

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.2%
MUTUAL FUND SHARES 7.2%
Navigator Prime Portfolio, 5.35% § (cost $66,655,513)	66,655,513	66,655,513

	Principal Amount	Value

SHORT-TERM INVESTMENTS 0.0%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.80%, 10/11/2007 † ƒ	$100,000	99,507

16

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.30% q ø	150,430	$150,430

Total Short-Term Investments (cost $249,937)		249,937

Total Investments (cost $750,751,335) 107.1%		996,890,541
Other Assets and Liabilities (7.1%)		(65,716,076)

Net Assets 100.0%		$931,174,465

*	Non-income producing security
ρ	All or a portion of this security is on loan.
§	Rate shown is the 1-day annualized yield at period end.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At August 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2007	Unrealized Gain (Loss)

September 2007	5 S&P E-mini 500 Futures	$366,540	$369,175	$2,635
September 2007	2 S&P 500 Futures	752,514	738,350	(14,164)

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $751,146,184. The gross unrealized appreciation and depreciation on securities based on tax cost was $257,954,220 and $12,209,863, respectively, with a net unrealized appreciation of $245,744,357.

17

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 7.7%
Auto Components 0.2%
Autoliv, Inc.	3,429	$196,722
BorgWarner, Inc.	4,846	409,487
Johnson Controls, Inc.	4,312	487,687
TRW Automotive Holdings Corp.	4,483	137,000

		1,230,896

Automobiles 0.4%
Ford Motor Co. ρ	213,470	1,667,201
General Motors Corp. ρ	50,890	1,564,358
Thor Industries, Inc.	317	13,945

		3,245,504

Distributors 0.1%
Genuine Parts Co.	17,988	893,644

Diversified Consumer Services 0.0%
Service Corporation International	31,038	379,284

Hotels, Restaurants & Leisure 1.1%
Carnival Corp. ρ	27,028	1,232,206
Harrah’s Entertainment, Inc.	8,396	720,125
International Speedway Corp., Class A	3,671	172,831
McDonald’s Corp.	99,956	4,922,833
Orient Express Hotels, Ltd. ρ	237	11,862
Royal Caribbean Cruises, Ltd. ρ	14,064	534,854
Station Casinos, Inc. ρ	1,942	170,546
Wyndham Worldwide Corp. *	17,823	568,554

		8,333,811

Household Durables 0.8%
Black & Decker Corp.	3,364	291,827
Centex Corp. ρ	12,036	347,961
D.R. Horton, Inc.	33,163	501,093
Fortune Brands, Inc.	16,128	1,340,075
Jarden Corp. *	3,516	115,290
KB Home ρ	8,129	246,634
Leggett & Platt, Inc.	18,703	381,541
Lennar Corp., Class A	14,329	405,081
M.D.C. Holdings, Inc. ρ	3,688	164,079
Mohawk Industries, Inc. * ρ	5,813	507,533
Newell Rubbermaid, Inc.	14,222	366,785
NVR, Inc. * ρ	275	153,862
Pulte Homes, Inc. ρ	14,393	239,500
Ryland Group, Inc. ρ	4,439	127,133
Snap-On, Inc.	6,121	299,807
Stanley Works	5,977	339,135
Toll Brothers, Inc. * ρ	13,307	284,237
Whirlpool Corp. ρ	2,366	228,106

		6,339,679

Internet & Catalog Retail 0.2%
Expedia, Inc. * ρ	21,347	637,208
IAC/InterActiveCorp.	17,205	478,127
Liberty Interactive Group, Ser. A *	27,588	523,344

		1,638,679

1

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.2%
Brunswick Corp. ρ	9,540	$239,931
Eastman Kodak Co. ρ	30,374	810,075
Hasbro, Inc.	11,156	314,711
Mattel, Inc.	22,924	495,846

		1,860,563

Media 3.4%
Cablevision Systems Corp., Class A *	15,599	523,347
CBS Corp., Class B ρ	67,829	2,137,292
Central European Media Enterprises, Ltd., Class A	332	30,610
Clear Channel Communications, Inc.	41,192	1,534,814
Comcast Corp., Class A * ρ	120,670	3,148,280
Discovery Holding Co., Class A *	13,257	333,016
DreamWorks Animation SKG, Inc., Class A *	1,450	44,733
E.W. Scripps Co., Class A ρ	9,508	390,779
Gannett Co., Inc.	24,776	1,164,472
Getty Images, Inc. * ρ	2,697	84,119
Harte-Hanks, Inc.	1,589	38,422
Hearst-Argyle Television, Inc.	2,609	66,712
Idearc, Inc. ρ	15,503	529,117
Interpublic Group of Cos. * ρ	18,960	207,612
Liberty Global, Inc., Class A *	19,903	815,625
Liberty Media Holding Corp., Ser. A	13,622	1,484,662
McClatchy Co., Class A ρ	4,772	107,752
New York Times Co., Class A ρ	11,297	248,308
News Corp., Class A	81,562	1,649,999
R.H. Donnelley Corp.	7,496	440,990
Regal Entertainment Group, Class A ρ	1,560	35,162
Time Warner Cable, Inc.	7,347	269,635
Time Warner, Inc.	340,402	6,460,830
Tribune Co. ρ	8,795	242,302
Virgin Media, Inc.	30,948	736,562
Walt Disney Co.	117,371	3,943,666
Warner Music Group Corp. ρ	1,697	19,516
Washington Post Co., Class B	619	473,937

		27,162,271

Multi-line Retail 0.4%
Dillard’s, Inc., Class A ρ	6,463	153,431
Macy’s, Inc.	45,990	1,458,803
Saks, Inc. ρ	2,082	33,666
Sears Holdings Corp. * ρ	8,519	1,222,988

		2,868,888

Specialty Retail 0.7%
AnnTaylor Stores Corp. *	1,366	42,810
AutoNation, Inc. * ρ	16,616	315,372
Barnes & Noble, Inc.	4,950	178,547
Circuit City Stores, Inc. ρ	10,236	111,368
Foot Locker, Inc.	16,392	273,910
Gap, Inc.	63,308	1,187,658
Home Depot, Inc.	87,335	3,345,804
OfficeMax, Inc.	4,304	152,878
Penske Automotive Group, Inc. ρ	5,910	116,486
RadioShack Corp. ρ	4,265	101,379

		5,826,212

2

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.2%
Jones Apparel Group, Inc. ρ	11,497	$220,627
Liz Claiborne, Inc. ρ	10,286	351,473
VF Corp.	9,430	752,986

		1,325,086

CONSUMER STAPLES 7.6%
Beverages 1.1%
Anheuser-Busch Companies, Inc.	29,681	1,466,241
Brown-Forman Corp., Class B ρ	2,432	174,034
Coca-Cola Co.	82,917	4,459,276
Coca-Cola Enterprises, Inc.	32,903	783,750
Constellation Brands, Inc., Class A *	20,239	489,379
Molson Coors Brewing Co., Class B	5,783	517,347
Pepsi Bottling Group, Inc.	11,139	385,298
PepsiAmericas, Inc.	6,228	184,349

		8,459,674

Food & Staples Retailing 1.3%
BJ’s Wholesale Club, Inc. *	6,896	241,360
Costco Wholesale Corp.	14,713	908,528
CVS Caremark Corp.	72,486	2,741,420
Kroger Co.	27,294	725,475
Rite Aid Corp. ρ	71,867	364,366
Safeway, Inc.	46,624	1,479,380
SUPERVALU, Inc.	22,182	934,971
Wal-Mart Stores, Inc.	67,715	2,954,405

		10,349,905

Food Products 2.2%
Archer Daniels Midland Co.	68,914	2,322,402
Bunge, Ltd.	12,746	1,165,494
Campbell Soup Co.	10,524	397,281
ConAgra Foods, Inc.	52,588	1,352,037
Corn Products International, Inc.	7,859	355,227
Dean Foods Co.	12,819	344,318
Del Monte Foods Co.	21,317	224,681
General Mills, Inc.	33,643	1,879,971
H.J. Heinz Co.	15,399	694,341
Hershey Co. ρ	5,229	243,149
Hormel Foods Corp.	7,805	278,092
J.M. Smucker Co.	5,978	328,850
Kellogg Co.	8,154	447,899
Kraft Foods, Inc., Class A	169,360	5,429,682
McCormick & Co., Inc.	4,649	166,620
Sara Lee Corp.	36,994	614,840
Smithfield Foods, Inc. *	11,525	377,213
Tyson Foods, Inc., Class A	27,893	601,094
Wm. Wrigley Jr. Co.	3,036	176,847

		17,400,038

Household Products 1.9%
Church & Dwight Co.	403	18,107
Clorox Co.	1,169	69,906
Colgate-Palmolive Co.	4,212	279,340
Energizer Holdings, Inc. * ρ	1,680	177,962
Kimberly-Clark Corp.	24,939	1,713,060
Procter & Gamble Co.	200,805	13,114,575

		15,372,950

3

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.0%
Alberto-Culver Co.	7,359	$170,508
Avon Products, Inc.	3,614	124,141

		294,649

Tobacco 1.1%
Altria Group, Inc.	95,263	6,612,205
Carolina Group	4,660	354,719
Reynolds American, Inc. ρ	18,095	1,196,442
UST, Inc. ρ	7,576	373,345

		8,536,711

ENERGY 13.6%
Energy Equipment & Services 0.2%
ENSCO International, Inc.	1,149	62,299
Helmerich & Payne, Inc.	10,908	343,493
Nabors Industries, Ltd. *	3,506	103,743
Patterson-UTI Energy, Inc. ρ	16,546	355,243
Pride International, Inc. *	4,535	159,496
Rowan Companies, Inc.	3,341	125,421
SEACOR Holdings, Inc. ρ	2,553	224,153
Tidewater, Inc. ρ	2,038	133,387
Unit Corp. *	1,068	52,396

		1,559,631

Oil, Gas & Consumable Fuels 13.4%
Anadarko Petroleum Corp.	48,981	2,399,089
Apache Corp.	34,963	2,705,437
Chesapeake Energy Corp. ρ	20,284	654,362
Chevron Corp.	226,914	19,913,973
Cimarex Energy Co.	8,793	314,877
ConocoPhillips	172,558	14,130,775
Continental Resources, Inc.	1,661	24,666
Devon Energy Corp.	46,981	3,538,139
El Paso Corp.	73,931	1,173,285
EOG Resources, Inc.	25,824	1,739,505
Exxon Mobil Corp.	473,424	40,586,639
Forest Oil Corp. *	8,328	321,877
Frontier Oil Corp.	5,782	237,235
Helix Energy Solutions, Inc. * ρ	1,947	74,823
Hess Corp.	29,310	1,798,755
Marathon Oil Corp.	72,422	3,902,822
Murphy Oil Corp.	19,862	1,210,390
Newfield Exploration Co. *	13,724	596,857
Noble Energy, Inc.	15,478	929,763
Occidental Petroleum Corp.	88,033	4,990,591
Overseas Shipholding Group, Inc. ρ	3,508	250,471
Pioneer Natural Resources Co.	13,033	535,005
Plains Exploration & Production Co. * ρ	7,570	284,102
Pogo Producing Co.	6,176	307,627
Spectra Energy Corp.	66,708	1,550,961
St. Mary Land & Exploration Co.	6,628	221,044
Teekay Shipping Corp. ρ	4,260	246,910
Valero Energy Corp.	12,230	837,877
W&T Offshore, Inc. ρ	1,095	24,407
Western Refining, Inc. ρ	1,379	71,487
Williams Cos.	10,306	319,486

		105,893,237

4

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 32.3%
Capital Markets 3.7%
A.G. Edwards, Inc.	1,067	$89,180
Allied Capital Corp. ρ	16,077	479,416
American Capital Strategies, Ltd.	19,842	819,276
Ameriprise Financial, Inc.	24,837	1,515,305
Bank of New York Mellon Corp.	78,038	3,155,076
Bear Stearns Cos.	12,567	1,365,530
Blackrock, Inc.	2,899	449,635
E*TRADE Financial Corp. * ρ	28,122	438,141
Goldman Sachs Group, Inc.	24,237	4,265,955
Janus Capital Group, Inc. ρ	4,166	110,774
Jefferies Group, Inc.	13,243	341,934
Legg Mason, Inc.	8,182	710,361
Lehman Brothers Holdings, Inc.	56,233	3,083,256
Merrill Lynch & Co., Inc.	68,746	5,066,580
Morgan Stanley	104,930	6,544,484
Northern Trust Corp.	3,521	216,401
Raymond James Financial, Inc.	9,932	325,670
State Street Corp.	8,010	491,494

		29,468,468

Commercial Banks 7.0%
Associated Banc-Corp.	13,464	379,819
BancorpSouth, Inc.	8,678	216,863
Bank of Hawaii Corp.	3,469	178,341
BB&T Corp.	58,173	2,311,213
BOK Financial Corp.	2,349	119,635
City National Corp.	4,320	308,405
Colonial Bancgroup, Inc.	16,781	356,093
Comerica, Inc.	16,464	918,362
Commerce Bancorp, Inc.	14,406	529,132
Commerce Bancshares, Inc. ρ	7,348	343,152
Compass Bancshares, Inc. ρ	13,906	908,757
Cullen/Frost Bankers, Inc. ρ	6,336	326,811
East West Bancorp, Inc. ρ	6,661	238,464
Fifth Third Bancorp ρ	58,076	2,072,732
First Citizens Bancshares, Inc., Class A	635	112,554
First Horizon National Corp. ρ	13,276	407,308
Fulton Financial Corp. ρ	18,283	268,760
Huntington Bancshares, Inc. ρ	38,571	663,807
KeyCorp	41,418	1,379,219
M&T Bank Corp.	7,245	767,101
Marshall & Ilsley Corp.	27,356	1,195,731
National City Corp. ρ	54,041	1,454,243
PNC Financial Services Group, Inc.	36,416	2,562,594
Popular, Inc. ρ	29,495	363,968
Regions Financial Corp.	74,402	2,328,783
SunTrust Banks, Inc.	37,652	2,965,095
Synovus Financial Corp.	18,238	503,733
TCF Financial Corp.	13,654	345,037
U.S. Bancorp	183,572	5,938,554
UnionBanCal Corp.	5,048	296,721
Valley National Bancorp ρ	12,706	288,433
Wachovia Corp. °	202,009	9,894,401
Wells Fargo & Co.	354,466	12,952,188
Whitney Holding Corp.	7,132	197,556

5

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Wilmington Trust Corp.	7,256	$290,966
Zions Bancorp	11,413	805,758

		55,190,289

Consumer Finance 0.5%
AmeriCredit Corp. * ρ	11,603	200,848
Capital One Financial Corp.	41,323	2,671,945
Discover Financial Services *	47,514	1,099,474
Student Loan Corp.	422	83,240

		4,055,507

Diversified Financial Services 8.3%
Bank of America Corp.	468,534	23,745,303
CIT Group, Inc.	20,248	760,717
Citigroup, Inc.	522,238	24,482,517
JPMorgan Chase & Co.	360,669	16,056,984
Leucadia National Corp. ρ	17,310	768,218
Nasdaq Stock Market, Inc. *	2,380	77,731

		65,891,470

Insurance 7.9%
ACE, Ltd.	32,785	1,893,662
AFLAC, Inc.	4,338	231,259
Alleghany Corp.	523	215,270
Allied World Assurance Co. Holdings, Ltd.	6,376	306,175
Allstate Corp.	64,129	3,511,063
Ambac Financial Group, Inc.	10,761	676,006
American International Group, Inc.	220,081	14,525,346
American National Insurance Co.	1,655	208,613
AON Corp.	30,999	1,342,877
Arch Capital Group, Ltd.	5,372	385,871
Arthur J. Gallagher & Co. ρ	8,416	248,524
Assurant, Inc. ρ	12,776	658,475
Axis Capital Holdings, Ltd.	16,232	585,975
Chubb Corp.	42,388	2,167,298
Cincinnati Financial Corp.	18,126	763,830
CNA Financial Corp. *	2,860	120,006
Conseco, Inc.	19,912	279,963
Endurance Specialty Holdings, Ltd.	6,196	247,035
Erie Indemnity Co., Class A ρ	4,108	229,596
Everest Re Group, Ltd.	6,670	679,540
Fidelity National Title Group, Inc., Class A	23,401	425,664
First American Corp. ρ	10,201	426,708
Genworth Financial, Inc., Class A	45,913	1,330,559
Hartford Financial Services Group, Inc.	33,433	2,972,528
HCC Insurance Holdings, Inc.	6,721	185,567
Lincoln National Corp.	28,588	1,740,437
Loews Corp.	45,982	2,161,614
Markel Corp. *	1,051	499,919
Marsh & McLennan Cos. ρ	58,640	1,562,756
MBIA, Inc. ρ	13,810	828,600
Mercury General Corp.	2,806	147,820
MetLife, Inc.	49,797	3,189,498
Nationwide Financial Services, Inc., Class A ρ	5,587	299,016
Old Republic International Corp.	24,431	444,400
OneBeacon Insurance Group, Ltd.	2,988	63,704
PartnerRe, Ltd. ρ	4,666	339,265
Philadelphia Consolidated Holding Co. *	1,419	56,788

6

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Principal Financial Group, Inc.	26,690	$1,481,028
Progressive Corp.	77,729	1,581,008
Protective Life Corp.	7,398	309,236
Prudential Financial, Inc.	37,113	3,332,005
Reinsurance Group of America, Inc.	3,103	168,524
RenaissanceRe Holdings, Ltd.	7,629	436,989
SAFECO Corp.	11,211	650,462
StanCorp Financial Group, Inc.	5,639	265,597
The Hanover Insurance Group, Inc.	5,158	220,659
Torchmark Corp.	10,083	620,709
TransAtlantic Holdings, Inc.	1,824	129,194
Travelers Companies, Inc.	70,104	3,543,056
Unitrin, Inc.	4,818	219,026
Universal American Financial Corp.	8,684	244,889
UnumProvident Corp.	38,092	932,111
W.R. Berkley Corp.	13,154	393,173
Wesco Financial Corp.	149	58,818
White Mountains Insurance Group, Ltd. ρ	962	502,164
XL Capital, Ltd., Class A	17,335	1,320,927

		62,360,802

Real Estate Investment Trusts 2.6%
AMB Property Corp.	10,518	578,280
Annaly Mortgage Management, Inc.	33,403	470,648
Apartment Investment & Management Co., Class A	9,704	433,769
Archstone-Smith Trust	23,535	1,383,858
AvalonBay Communities, Inc.	8,409	961,821
Boston Properties, Inc.	10,818	1,082,557
Brandywine Realty Trust	9,190	236,918
BRE Properties, Inc.	5,352	297,250
Camden Property Trust	5,999	368,879
CapitalSource, Inc.	5,428	96,781
CBL & Associates Properties, Inc.	6,929	228,380
Colonial Properties Trust	4,907	176,210
Developers Diversified Realty Corp.	13,192	705,508
Douglas Emmett, Inc.	10,928	267,190
Duke Realty Corp.	3,889	131,409
Equity Residential	30,697	1,235,247
Essex Property Trust, Inc. ρ	1,395	164,317
Federal Realty Investment Trust	2,862	240,608
General Growth Properties, Inc.	10,236	508,832
Health Care Property Investors, Inc.	21,751	661,665
Health Care REIT, Inc.	7,439	296,816
Hospitality Properties Trust	9,910	391,049
Host Hotels & Resorts, Inc.	55,118	1,228,580
HRPT Properties Trust	22,375	218,828
iStar Financial, Inc.	13,532	495,271
Kimco Realty Corp.	22,669	970,687
Liberty Property Trust	9,709	379,234
Mack-Cali Realty Corp.	7,171	299,461
Plum Creek Timber Co., Inc.	17,206	721,448
ProLogis	3,386	203,702
Public Storage, Inc.	12,161	921,561
Rayonier, Inc.	7,676	328,072
Regency Centers Corp.	7,335	509,562
Simon Property Group, Inc.	10,429	989,921
SL Green Realty Corp. ρ	6,273	699,502

7

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts continued
Taubman Centers, Inc.	2,535	$130,755
Thornburg Mortgage, Inc. ρ	12,757	150,277
Vornado Realty Trust	14,094	1,502,280

		20,667,133

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	9,165	238,932
Capitol Federal Financial ρ	717	24,966
Countrywide Financial Corp. ρ	62,650	1,243,603
Fannie Mae	102,733	6,740,312
Freddie Mac	42,459	2,615,899
Hudson City Bancorp, Inc.	34,602	492,041
IndyMac Bancorp, Inc. ρ	7,769	188,010
MGIC Investment Corp. ρ	8,770	264,503
New York Community Bancorp, Inc. ρ	33,089	585,344
People’s United Financial, Inc.	7,030	124,290
PMI Group, Inc.	9,174	290,632
Radian Group, Inc. ρ	8,472	149,446
Sovereign Bancorp, Inc.	45,268	818,446
TFS Financial Corp.	9,142	106,047
Washington Federal, Inc.	9,221	244,725
Washington Mutual, Inc.	93,163	3,420,945
Webster Financial Corp.	5,968	253,401

		17,801,542

HEALTH CARE 7.0%
Biotechnology 0.5%
Amgen, Inc. *	32,700	1,638,597
Biogen Idec, Inc. *	24,593	1,569,525
Millennium Pharmaceuticals, Inc. *	15,189	154,169

		3,362,291

Health Care Equipment & Supplies 0.6%
Bausch & Lomb, Inc.	4,495	284,084
Beckman Coulter, Inc.	1,229	88,426
Boston Scientific Corp. *	140,621	1,804,167
Cooper Cos. ρ	2,820	137,503
Covidien, Ltd. *	52,326	2,084,145
Hillenbrand Industries, Inc.	5,398	310,655
Kinetic Concepts, Inc. *	1,024	61,553

		4,770,533

Health Care Providers & Services 0.7%
Aetna, Inc.	10,331	525,951
AmerisourceBergen Corp.	10,310	493,333
Brookdale Senior Living, Inc. ρ	3,010	110,226
Community Health Systems, Inc. *	9,238	320,836
Coventry Health Care, Inc. *	1,073	61,558
Health Management Associates, Inc., Class A ρ	25,582	174,213
Lifepoint Hospitals, Inc. * ρ	6,096	171,298
McKesson Corp.	2,447	139,993
Omnicare, Inc. ρ	11,279	368,034
Quest Diagnostics, Inc. ρ	1,204	65,919
Tenet Healthcare Corp. *	11,287	38,263
Universal Health Services, Inc., Class B	3,474	183,427
WellPoint, Inc. *	35,570	2,866,517

		5,519,568

8

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 0.0%
IMS Health, Inc.	2,217	$66,377

Life Sciences Tools & Services 0.3%
Applera Corp. - Applied Biosystems Group	16,051	507,372
Charles River Laboratories International, Inc. *	4,683	245,764
Invitrogen Corp. *	3,080	239,932
PerkinElmer, Inc.	9,470	259,573
Thermo Fisher Scientific, Inc. *	22,407	1,215,131

		2,467,772

Pharmaceuticals 4.9%
Eli Lilly & Co.	53,596	3,073,731
Johnson & Johnson	191,134	11,810,170
King Pharmaceuticals, Inc. *	25,726	386,662
Merck & Co., Inc.	39,814	1,997,468
Pfizer, Inc.	740,979	18,405,918
Watson Pharmaceuticals, Inc. *	4,536	135,264
Wyeth	67,317	3,116,777

		38,925,990

INDUSTRIALS 10.2%
Aerospace & Defense 1.5%
Alliant Techsystems, Inc. *	486	51,181
DRS Technologies, Inc.	4,063	213,226
General Dynamics Corp.	36,800	2,891,008
Honeywell International, Inc.	11,854	665,602
L-3 Communications Holdings, Inc.	8,773	864,228
Northrop Grumman Corp.	34,141	2,691,676
Raytheon Co.	22,681	1,391,253
Spirit AeroSystems Holdings, Inc., Class A	1,355	48,441
United Technologies Corp.	40,946	3,055,800

		11,872,415

Air Freight & Logistics 0.1%
FedEx Corp.	5,232	573,846

Airlines 0.2%
Northwest Airlines Corp. ρ	9,365	174,002
Southwest Airlines Co. ρ	65,127	984,069
UAL Corp. ρ	4,967	235,783
US Airways Group, Inc. * ρ	8,590	265,861

		1,659,715

Building Products 0.3%
Armstrong World Industries, Inc.	2,052	86,184
Lennox International, Inc.	5,274	189,706
Masco Corp.	37,564	977,415
Owens Corning, Inc. ρ	11,641	290,560
USG Corp. * ρ	8,460	326,725

		1,870,590

Commercial Services & Supplies 0.3%
Allied Waste Industries, Inc. *	25,605	326,976
Avery Dennison Corp.	1,642	98,175
Cintas Corp.	3,423	125,453
Copart, Inc. *	484	14,201
Pitney Bowes, Inc.	4,221	188,552
R.R. Donnelley & Sons Co.	23,238	832,385
Republic Services, Inc.	1,861	57,858

9

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Steelcase, Inc. ρ	1,815	$32,017
Waste Management, Inc.	23,982	903,402

		2,579,019

Construction & Engineering 0.1%
KBR, Inc.	17,820	585,209
Shaw Group, Inc.	725	36,286
URS Corp. * ρ	4,233	226,211

		847,706

Electrical Equipment 0.2%
Cooper Industries, Inc.	13,103	670,480
Emerson Electric Co.	14,190	698,574
Hubbell, Inc., Class B	4,187	226,852

		1,595,906

Industrial Conglomerates 5.2%
3M Co.	4,866	442,758
Carlisle Cos. ρ	4,771	234,876
General Electric Co.	965,641	37,534,466
Teleflex, Inc.	4,138	321,812
Tyco International, Ltd.	52,326	2,310,716

		40,844,628

Machinery 1.5%
AGCO Corp. *	3,342	144,374
Crane Co.	5,377	240,836
Deere & Co.	22,610	3,076,317
Dover Corp.	14,633	722,870
Eaton Corp.	13,642	1,285,349
Flowserve Corp. *	608	43,417
Gardner Denver, Inc. *	5,583	222,817
Illinois Tool Works, Inc.	13,302	773,777
Ingersoll-Rand Co., Ltd., Class A	29,871	1,551,201
ITT Corp.	16,788	1,141,416
Kennametal, Inc.	1,727	139,300
Lincoln Electric Holdings, Inc.	1,435	103,234
Pall Corp.	1,130	43,087
Parker Hannifin Corp.	12,229	1,314,251
Pentair, Inc.	10,536	391,202
SPX Corp.	6,010	541,200
Timken Co.	10,019	356,276
Trinity Industries, Inc. ρ	1,068	40,125

		12,131,049

Marine 0.0%
Alexander & Baldwin, Inc.	4,530	235,152

Road & Rail 0.7%
Avis Budget Group, Inc.	6,930	160,845
Burlington Northern Santa Fe Corp.	2,143	173,904
Con-Way, Inc.	1,060	51,389
CSX Corp.	38,262	1,568,742
Hertz Global Holdings, Inc. ρ	11,780	260,456
Kansas City Southern * ρ	3,235	98,312
Laidlaw International, Inc.	8,381	290,485
Norfolk Southern Corp.	20,426	1,046,016
Ryder System, Inc.	6,456	353,466

10

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail continued
Union Pacific Corp.	10,981	$1,225,150
YRC Worldwide, Inc. * ρ	6,071	187,048

		5,415,813

Trading Companies & Distributors 0.1%
GATX Corp.	3,290	143,444
United Rentals, Inc.	8,622	281,077
W.W. Grainger, Inc.	1,221	111,856

		536,377

INFORMATION TECHNOLOGY 3.8%
Communications Equipment 0.8%
ADC Telecommunications, Inc. *	12,381	226,572
Avaya, Inc. *	35,194	592,315
JDS Uniphase Corp. * ρ	9,824	143,038
Juniper Networks, Inc. *	15,361	505,684
Motorola, Inc.	244,374	4,142,139
Tellabs, Inc. *	46,219	487,611

		6,097,359

Computers & Peripherals 1.0%
International Business Machines Corp.	29,422	3,433,253
Lexmark International, Inc., Class A * ρ	4,553	169,645
NCR Corp. *	16,619	827,128
QLogic Corp. *	1,702	22,636
SanDisk Corp. * ρ	9,782	548,379
Seagate Technology, Inc.	35,646	920,380
Sun Microsystems, Inc. *	280,822	1,505,206
Western Digital Corp. *	16,446	384,178

		7,810,805

Electronic Equipment & Instruments 0.5%
Arrow Electronics, Inc. *	5,886	246,976
Avnet, Inc. *	6,517	256,183
AVX Corp.	4,283	67,329
Ingram Micro, Inc., Class A	15,317	300,826
Jabil Circuit, Inc.	7,189	159,596
Molex, Inc.	6,247	163,359
Sanmina-SCI Corp. *	43,525	99,672
Solectron Corp. *	64,774	251,323
Tech Data Corp. *	5,805	226,337
Tektronix, Inc.	6,676	214,633
Tyco Electronics, Ltd.	52,326	1,824,608
Vishay Intertechnology, Inc. *	16,222	214,617

		4,025,459

IT Services 0.6%
Affiliated Computer Services, Inc., Class A *	5,685	284,421
Ceridian Corp. *	1,485	50,861
CheckFree Corp. * ρ	1,804	83,399
Computer Sciences Corp. * ρ	18,288	1,023,214
Convergys Corp. *	14,454	242,104
Electronic Data Systems Corp.	22,564	516,490
Fidelity National Information Services, Inc.	3,192	151,301
First Data Corp.	67,065	2,227,899
Hewitt Associates, Inc., Class A *	3,762	126,516
Unisys Corp. *	36,715	270,590
Western Union Co.	4,650	87,559

		5,064,354

11

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.2%
Xerox Corp. *	98,964	$1,695,253

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. *	34,602	449,826
Atmel Corp. *	51,611	273,538
Cree, Inc. * ρ	6,681	177,715
Fairchild Semiconductor International, Inc. *	7,681	144,095
Integrated Device Technology, Inc.	13,867	216,880
International Rectifier Corp. *	5,926	203,914
Intersil Corp., Class A	6,463	215,347
LSI Logic Corp. * ρ	30,845	212,522
Micron Technology, Inc. * ρ	53,823	616,273
Novellus Systems, Inc. * ρ	4,656	127,435
Rambus, Inc. * ρ	2,322	35,016
Teradyne, Inc. *	9,915	147,634

		2,820,195

Software 0.4%
CA, Inc.	16,303	410,673
Cadence Design Systems, Inc. *	21,276	462,115
Compuware Corp. *	6,009	48,733
Fair Isaac Corp. ρ	5,457	201,854
Novell, Inc. *	32,033	238,326
Symantec Corp. *	81,430	1,531,698

		2,893,399

MATERIALS 3.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	12,098	1,088,941
Airgas, Inc.	523	24,173
Ashland, Inc.	5,925	354,256
Cabot Corp.	2,001	80,720
Celanese Corp., Ser. A	4,804	172,560
Chemtura Corp.	23,864	219,787
Cytec Industries, Inc.	4,445	295,148
Dow Chemical Co.	100,642	4,290,368
E.I. DuPont de Nemours & Co.	82,015	3,998,231
Eastman Chemical Co.	8,882	592,962
FMC Corp.	4,043	363,870
Huntsman Corp.	9,535	247,433
International Flavors & Fragrances, Inc. ρ	2,403	120,703
Lubrizol Corp.	5,391	342,760
Lyondell Chemical Co. ρ	24,430	1,132,575
Mosaic Co. *	9,327	391,921
PPG Industries, Inc.	17,333	1,271,376
Rohm & Haas Co. ρ	7,384	417,491
RPM International, Inc.	1,787	40,458
Scotts Miracle-Gro Co., Class A ρ	3,743	169,408
Sigma-Aldrich Corp.	9,677	433,530
Valspar Corp.	9,548	257,510
Westlake Chemical Corp. ρ	2,025	54,796

		16,360,977

Containers & Packaging 0.2%
Bemis Co., Inc.	11,043	329,855
Owens-Illinois, Inc. *	1,029	41,386
Sealed Air Corp.	14,703	388,894
Smurfit-Stone Container Corp. *	26,925	284,328

12

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging continued
Sonoco Products Co.	10,558	$380,299
Temple-Inland, Inc.	11,172	615,354

		2,040,116

Metals & Mining 1.1%
Alcoa, Inc.	91,803	3,353,564
Carpenter Technology Corp. ρ	1,226	143,246
Commercial Metals Co.	12,588	363,667
Freeport-McMoRan Copper & Gold, Inc.	7,082	619,108
Newmont Mining Corp.	26,179	1,106,325
NuCor Corp.	24,687	1,305,942
Reliance Steel & Aluminum Co.	6,258	331,486
Steel Dynamics, Inc.	6,644	288,217
United States Steel Corp.	12,491	1,180,150

		8,691,705

Paper & Forest Products 0.5%
Domtar Corp. *	24,685	197,480
International Paper Co.	45,987	1,614,604
Louisiana-Pacific Corp. ρ	11,014	206,292
MeadWestvaco Corp.	19,473	615,152
Weyerhaeuser Co. ρ	22,795	1,553,935

		4,187,463

TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 5.4%
AT&T, Inc.	650,951	25,953,416
CenturyTel, Inc.	11,563	554,793
Citizens Communications Co. ρ	29,789	432,238
Embarq Corp.	15,949	995,537
Qwest Communications International, Inc. * ρ	169,855	1,520,202
Verizon Communications, Inc.	306,533	12,837,602
Windstream Corp. ρ	22,573	322,343

		42,616,131

Wireless Telecommunication Services 1.1%
Alltel Corp.	36,296	2,477,565
Clearwire Corp. ρ	2,450	52,430
Crown Castle International Corp. *	4,455	163,766
Sprint Nextel Corp.	296,951	5,618,313
Telephone & Data Systems, Inc.	5,979	387,140
U.S. Cellular Corp. *	1,191	115,824

		8,815,038

UTILITIES 5.9%
Electric Utilities 3.2%
American Electric Power Co., Inc.	42,101	1,872,652
CMS Energy Corp.	23,702	386,817
Consolidated Edison, Inc. ρ	28,561	1,312,092
DPL, Inc. ρ	5,540	145,979
Duke Energy Corp.	132,972	2,438,706
Edison International	34,399	1,813,171
Entergy Corp.	20,827	2,158,094
Exelon Corp.	38,918	2,750,335
FirstEnergy Corp.	32,184	1,977,385
FPL Group, Inc.	42,909	2,524,765
Great Plains Energy, Inc. ρ	9,080	257,327
Hawaiian Electric Industries, Inc. ρ	8,654	181,474
Mirant Corp.	8,510	331,635

13

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Northeast Utilities	16,318	$451,193
NRG Energy, Inc. * ρ	4,989	190,031
Pepco Holdings, Inc.	20,385	568,334
Pinnacle West Capital Corp. ρ	10,583	421,627
PPL Corp.	10,350	499,491
Progress Energy, Inc.	27,225	1,249,083
Reliant Energy, Inc.	36,068	920,095
Sierra Pacific Resources	19,949	305,619
Southern Co. ρ	79,375	2,817,019

		25,572,924

Gas Utilities 0.4%
AGL Resources, Inc.	8,213	326,138
Atmos Energy Corp.	9,376	263,559
Energen Corp.	7,573	406,670
Equitable Resources, Inc.	3,081	151,554
National Fuel Gas Co. ρ	8,813	390,769
ONEOK, Inc. ρ	10,968	513,851
Questar Corp.	11,978	598,541
Southern Union Co. ρ	11,349	338,768
UGI Corp.	11,216	286,569

		3,276,419

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	4,264	353,656
Dynegy, Inc., Class A *	29,919	242,045
TXU Corp.	12,943	872,358

		1,468,059

Multi-Utilities 2.0%
Alliant Energy Corp.	12,009	454,901
Ameren Corp.	21,857	1,109,898
Dominion Resources, Inc.	30,744	2,618,774
DTE Energy Co.	18,589	888,740
Energy East Corp.	16,685	445,323
Integrys Energy Group, Inc. ρ	7,990	400,858
MDU Resources Group, Inc.	19,198	519,306
NiSource, Inc.	28,936	545,154
NSTAR	11,277	369,547
OGE Energy Corp.	9,686	326,612
PG&E Corp.	37,111	1,651,439
Public Service Enterprise Group, Inc.	26,777	2,275,777
Puget Energy, Inc.	12,338	287,846
SCANA Corp.	12,317	472,726
Sempra Energy	27,853	1,532,751
TECO Energy, Inc.	22,132	350,571
Vectren Corp. ρ	8,077	220,502
Wisconsin Energy Corp.	12,347	547,096
Xcel Energy, Inc. ρ	43,173	889,796

		15,907,617

Water Utilities 0.1%
Aqua America, Inc. ρ	13,047	312,606

Total Common Stocks (cost $622,549,372)		779,337,149

14

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued

August 31, 2007 (unaudited)
	Shares	Value

EXCHANGE TRADED FUND 1.2%
iShares Russell 1000 Value Index Fund ρ (cost $9,400,157)	115,217	$9,639,054

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.4%
MUTUAL FUND SHARES 7.4%
Navigator Prime Portfolio, 5.35% § (cost $58,668,938)	58,668,938	58,668,938

SHORT-TERM INVESTMENTS 0.1%

	Principal amount	Value

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bill, 4.15%, 11/29/2007 † ƒ	$100,000	99,145

	Shares	Value

MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, 5.30% q ø	542,878	542,878

Total Short-Term Investments (cost $642,023)		642,023

Total Investments (cost $691,260,490) 107.2%		848,287,164
Other Assets and Liabilities (7.2%)		(57,331,416)

Net Assets 100.0%		$790,955,748

ρ	All or a portion of this security is on loan.
*	Non-income producing security
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $8,255,550 at August 31, 2007. The Fund earned $129,286 of income from Wachovia Corporation for the period from June 1, 2007 to August 31, 2007.

§	Rate shown is the 1-day annualized yield at period end.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At August 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at August 31, 2007	Unrealized Loss

September 2007	6 S&P E-Mini 500 Futures	$446,456	$443,010	$3,446
September 2007	4 S&P 500 Futures	1,521,116	1,476,700	44,416

On August 31, 2007, the aggregate cost of securities for federal income tax purposes was $691,437,532. The gross unrealized appreciation and depreciation on securities based on tax cost was $171,574,400 and $14,724,768, respectively, with a net unrealized appreciation of $156,849,632.

15

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date:	October 30, 2007

By:
Jeremy DePalma
Principal Financial Officer

Date:	October 30, 2007